united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinatti OH 45246

(Address of principal executive offices) (Zip code)

Jennifer Bailey, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 3/31

Date of reporting period: 09/30/22

ITEM 1. REPORTS TO SHAREHOLDERS.

Semi-Annual Report

AlphaCentric Income Opportunities Fund

Class A: IOFAX     Class C: IOFCX     Class I: IOFIX

AlphaCentric Premium Opportunity Fund

Class A: HMXAX     Class C: HMXCX     Class I: HMXIX

AlphaCentric Robotics and Automation Fund

Class A: GNXAX     Class C: GNXCX     Class I: GNXIX

AlphaCentric Symmetry Strategy Fund

Class A: SYMAX     Class C: SYMCX     Class I: SYMIX

AlphaCentric LifeSci Healthcare Fund

Class A: LYFAX     Class C: LYFCX     Class I: LYFIX

AlphaCentric SWBC Municipal Opportunities Fund

Class A: MUNAX     Class C: MUNCX     Class I: MUNIX

AlphaCentric Strategic Income Fund

Class A: SIIAX     Class C: SIICX     Class I: SIIIX

September 30, 2022

AlphaCentric Advisors LLC

53 Palmeras Street, Suite 601

San Juan, PR 00901

1-844-223-8637

September 30, 2022

Dear AlphaCentric SWBC Municipal Opportunities Fund (the “Fund”) Investor:

The six-month period ended September 30, 2022, added to the already historic negative returns in the municipal market. Continued inflationary pressures and a hawkish Federal reserve aggressively raising short-term interest rates put significant upward pressure on both intermediate and long-term interest rates. Nervous retail investors continued to sell their municipal assets at a frantic pace in the six-month period, exacerbating the freefall of bond prices. Economic indicators also added to the volatility of the bond market, as employment numbers continued to show strength in the economy, while other indicators showed a building weakness. The volatility led to a -12.45% return for the Fund vs -6.30% for the Bloomberg Municipal Index for the six-month period ended September 30. While the Bloomberg Municipal Index is a broad index, it doesn’t fully capture the differentiated strategy of the Fund. A more appropriate way to analyze the returns would be a blended index of the Bloomberg Long Term Muni Index and the First Trust Municipal Closed End Fund Index. For the six-month period, the Fund outperformed this index -12.45% vs -13.47%. The year-to-date returns show a more pronounced outperformance for the Fund of -20.73% vs -23.94% for the index. While it has been an historically bad year for fixed income, keep in mind that the Fund was designed to provide a high level of federally tax-exempt income and over the last 12 months has consistently been one of the highest yielding open-end funds in the market.

The disastrous environment for bonds so far this year is creating value in the fixed income markets not seen in decades. Federally tax-exempt municipal bond rates have risen approximately 250 basis points across the entire yield curve, and while this may hurt the value of bonds currently held, it offers investors an opportunity to reposition portfolios to produce significantly more income. Municipal bonds, which have long been considered the second safest fixed income security behind U.S. Treasuries, are offering federally tax-free yields above comparable Treasuries and tax-equivalent yields above corporate bonds. A deeper dive shows that municipal closed end funds which have seen an historic drawdown this year, are offering tax-equivalent yields higher than corporate junk bonds. Based on the lower risk profile of municipal bonds, these types of comparable yields are rarely achieved and offer investors a superior income stream to help get through the remaining volatility and strong return potential as the market stabilizes.

Looking forward, management expects the Federal Reserve to increase short-term interest rates a couple more times this year then hold off while prior increases work their way into the economy. The aggressive actions by the Federal Reserve so far this year and the increased inflation should lead the economy into an expected recession in 2023. The economy has already seen two consecutive quarters of negative economic growth in 2022 and economic growth in 2023 should show additional weakness as higher interest rates work their way into the economy. This type of economic scenario should cause long-term interest rates to fall, providing a positive total return, while short term interest rates remain stable until the Federal Reserve is forced to lower rates once again.

Thank you for your support.

Sincerely,

The SWBC Management Team

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus. To obtain a prospectus or other information about the Fund, please visit www.AlphaCentricFunds.com or call 844-ACFUNDS (844-223-8637). Please read the prospectus carefully before investing.

The Fund’s returns for the six-month period ended 9/30/22 and for the period since inception through 9/30/22, as compared to the Benchmark Index, were as follows:

	Six Months Ended	Since Inception
	9/30/2022	12/31/2019
Class A	-12.56	-5.08
Class A w/ Sales Charge	-16.74	-6.75
Class C	-12.89	-5.46
Class I	-12.45	-4.86
Bloomberg Municipal Bond Index Value Unhedged USD (1)	-6.30	-2.28

(1)	Bloomberg Municipal Bond Index TR Value Unhedged covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

The Fund’s maximum sales charge for Class “A” shares is 4.75%. Performance is historic and does not guarantee future results. Investment return and principal value will fluctuate with changing market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month end performance information please call the Fund, toll free at 1-844-ACFUNDS (844-223-8637). You can also obtain a prospectus at www.AlphaCentricFunds.com.

The First Trust Municipal Closed End Fund Index is a capitalization weighted index designed to provide a broad representation of the U.S. municipal closed-end fund universe.

7187-NLD-11082022

AlphaCentric Income Opportunities Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2022

The Fund’s performance figures* for the periods ended September 30, 2022, compared to its benchmark:

					Annualized
			Annualized	Annualized	Since Inception + -
	Six Months	One Year	Three Years	Five Years	September 30, 2022
Class A (IOFAX)	(16.58)%	(18.96)%	(6.10)%	(0.91)%	3.65%
Class A (IOFAX) with 4.75% load	(20.53)%	(22.81)%	(7.60)%	(1.87)%	2.97%
Class C (IOFCX)	(16.89)%	(19.57)%	(6.80)%	(1.66)%	2.89%
Class I (IOFIX)	(16.46)%	(18.73)%	(5.85)%	(0.68)%	3.92%
Bloomberg U.S. Aggregate Bond Index **	(9.22)%	(14.60)%	(3.26)%	(0.27)%	0.56%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 4.75%. Total returns are calculated using the net asset value (“NAV”) on September 30, 2022. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2023, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.74%, 2.49% and 1.49% for the Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the manager from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2022 prospectus were 1.94%, 2.70% and 1.69% for the Fund’s Class A, Class C, and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses as shown in the August 1, 2022 prospectus were 1.75%, 2.50% and 1.50% for the Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The Bloomberg U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments.

+	The AlphaCentric Income Opportunities Fund commenced operations on May 28, 2015.

Holdings by Security Type	% of Net Assets
Non-Agency Residential Mortgage Backed Securities	103.6%
Liabilities In Excess Of Other Assets	(3.6)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Premium Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2022

The Fund’s performance figures* for the periods ended September 30, 2022, compared to its benchmark:

						Annualized	Annualized
			Annualized	Annualized	Annualized	Since Inception + -	Since Inception ++ -
	Six Months	One Year	Three Years	Five Years	Ten Years	September 30, 2022	September 30, 2022
Class A (HMXAX) without load	(10.30)%	(10.41)%	7.51%	5.62%	—	5.55%	—
Class A (HMXAX) with 5.75% load	(15.45)%	(15.56)%	5.41%	4.37%	—	4.51%	—
Class C (HMXCX)	(10.65)%	(11.08)%	6.69%	4.94%	—	4.88%	—
Class I (HMXIX) +++	(10.21)%	(10.18)%	7.77%	6.00%	7.28%	—	8.81%
S&P 500 Total Return Index **	(20.20)%	(15.47)%	8.16%	9.24%	11.70%	10.75%	12.42%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 5.75%. Total returns are calculated using the net asset value (“NAV”) on September 30, 2022. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2023, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 2.24%, 2.99% and 1.99% for the Fund’s Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the manager from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2022 prospectus were 2.44%, 3.19% and 2.20% for the Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses as shown in the August 1, 2022 prospectus were 2.43%, 3.18%, and 2.18% for the Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

+	The AlphaCentric Premium Opportunity Fund Class A and Class C commenced operations on September 30, 2016.

++	The AlphaCentric Premium Opportunity Fund Class I, formerly a private fund, commenced operations on August 31, 2011.

+++	The Fund acquired all of the assets and liabilities of Theta Funds, L.P. (the “Predecessor Fund”) in a tax-free reorganization on September 30, 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund, so the Predecessor Fund became the Class I shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on August 31, 2011. Updated performance information will be available at no cost by calling 1-844-ACFUNDS (844-223-8637) or visiting the Fund’s website at www.AlphaCentricFunds.com.

Holdings by Security Type	% of Net Assets
U.S. Government & Agencies	59.8%
Short-Term Investments	18.7%
Future Options Purchased	0.0%*
Written Future Options	(0.0)%*
Other Assets in Excess of Liabilities	21.5%
100.0%

*    - Less than 0.05%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Robotics and Automation Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2022

The Fund’s performance figures* for the periods ended September 30, 2022, compared to its benchmarks:

					Annualized
			Annualized	Annualized	Since Inception + -
	Six Months	One Year	Three Years	Five Years	September 30, 2022
Class A (GNXAX) without load	(24.96)%	(35.75)%	0.15%	(0.19)%	2.69%
Class A (GNXAX) with 5.75% load	(29.26)%	(39.44)%	(1.80)%	(1.36)%	1.56%
Class C (GNXCX)	(25.26)%	(36.23)%	(0.58)%	(0.93)%	1.92%
Class I (GNXIX)	(24.84)%	(35.56)%	0.42%	0.08%	2.97%
S&P 500 Total Return Index **	(20.20)%	(15.47)%	8.16%	9.24%	9.66%
MSCI AC World Index (TR Gross) ***	(21.19)%	(20.29)%	4.23%	4.96%	5.76%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 5.75%. Total returns are calculated using the net asset value (“NAV”) on September 30, 2022. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2023, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.65%, 2.40% and 1.40% for the Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the manager from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2022 prospectus for the Fund’s period of operation are 2.03%, 2.70% and 1.79% for the Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses shown in the August 1, 2022 prospectus for the Fund’s period of operation are 1.66%, 2.41% and 1.41% for the Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

***	The MSCI AC World Index (TR Gross) represents the Modern Index Strategy and captures all sources of equity returns in 23 developed and 24 emerging markets.

+	The AlphaCentric Robotics and Automation Fund Class A, Class C and Class I commenced operations on May 31, 2017.

Holdings by Security Type	% of Net Assets
Common Stocks	96.8%
Investment Purchased as Securities Lending Collateral	18.0%
Liabilities In Excess Of Other Assets	(14.8)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Symmetry Strategy Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2022

The Fund’s performance figures* for the periods ended September 30, 2022, compared to its benchmarks:

					Annualized	Annualized
			Annualized	Annualized	Since Inception + -	Since Inception ++ -
	Six Months	One Year	Three Years	Five Years	September 30, 2022	September 30, 2022
Class A (SYMAX) without load	(0.63)%	5.62%	5.47%	—	5.03%	—
Class A (SYMAX) with 5.75% load	(6.35)%	(0.42)%	(3.42)%	—	3.06%	—
Class C (SYMCX)	(0.95)%	4.86%	4.68%	—	4.22%	—
Class I (SYMIX) +++	(0.55)%	5.85%	5.69%	3.07%	—	3.54%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index **	0.58%	0.62%	0.60%	1.15%	0.67%	0.83%
MSCI World/Bloomberg U.S. Aggregate Bond Blended Index ***	(17.04)%	(18.19)%	0.80%	2.32%	1.15%	2.88%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 5.75%. Total returns are calculated using the net asset value (“NAV”) on September 30, 2022. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2023, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.85%, 2.60% and 1.60% for the Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the manager from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2022 prospectus are 2.49%, 3.23% and 2.23% for the Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses shown in the August 1, 2022 prospectus are 1.98%, 2.73% and 1.73% for the Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

***	MSCI World/Bloomberg U.S. Aggregate Bond Blended Index reflects an unmanaged portfolio of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index.

+	The AlphaCentric Symmetry Strategy Fund Class A, Class C commenced operations on August 8, 2019.

++	The AlphaCentric Symmetry Strategy Fund Class I, formerly a private fund, commenced operations on September 1, 2014.

+++	The Fund acquired all of the assets and liabilities of MLM Symmetry Fund, LP (the “Predecessor Fund”) in a tax-free reorganization on August 9, 2019. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund. The Fund’s investment objectives, policies, restrictions, and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies, restrictions, and guidelines. The Fund’s sub-advisor was the adviser to the Predecessor Fund. The financial statements for the Predecessor Fund can be found in the Fund’s SAI. The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Updated performance information will be available at no cost by calling 1-844-ACFUNDS (844-223-8637) or visiting the Fund’s website at www.AlphaCentricFunds.com

Holdings by Security Type *	% of Net Assets
Exchange-Traded Funds	39.0%
Common Stocks	27.3%
U.S. Government & Agencies	14.0%
Other Assets in Excess of Liabilities	19.7%
100.0%

*    Does not include derivative investments.

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric LifeSci Healthcare Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2022

The Fund’s performance figures* for the periods ended September 30, 2022, compared to its benchmarks:

			Annualized
			Since Inception + -
	Six Months	One Year	September 30, 2022
Class A (LYFAX) without load	(13.98)%	(16.01)%	10.63%
Class A (LYFAX) with 5.75% load	(18.94)%	(20.86)%	8.34%
Class C (LYFCX)	(14.27)%	(16.61)%	10.09%
Class I (LYFIX)	(13.93)%	(15.84)%	10.83%
S&P 500 Total Return Index **	(20.20)%	(15.47)%	6.48%
S&P Biotechnology Select Industry Total Return Index ***	(11.74)%	(36.76)%	(5.47)%
S&P 500 Health Care Sector Total Return Index ****	(10.78)%	(3.37)%	9.34%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 5.75%. Total returns are calculated using the net asset value (“NAV”) on September 30, 2022. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2023, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.65%, 2.40% and 1.40% for the Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the manager from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2022 prospectus are 2.11%, 2.86% and 1.86% for the Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses as shown in the August 1, 2022 prospectus are 1.66%, 2.41% and 1.41% for the Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

***	S&P Biotechnology Select Industry Total Return Index is designed to measure the performance of narrow GICS® sub-industries. The Index comprises stocks in the S&P Total Market Index that are classified in the GICS biotechnology sub-industry.

****	S&P 500 Health Care Sector Total Return Index is designed to measure the performance of narrow GICS® health care sub-industries. The Index comprises stocks in the S&P Total Market Index that are classified in the GICS health care sub-industry.

+	The AlphaCentric LifeSci Healthcare Fund Class A, Class C and Class I commenced operations on November 29, 2019.

Holdings by Security Type	% of Net Assets
Common Stocks	92.1%
Short-term Investment	0.0%*
Other Assets in Excess of Liabilities	7.9%
100.0%

*    - Less than 0.05%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric SWBC Municipal Opportunities Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2022

The Fund’s performance figures* for the periods ended September 30, 2022, compared to its benchmark:

			Annualized
			Since Inception + -
	Six Months	One Year	September 30, 2022
Class A (MUNAX) without load	(12.56)%	(19.87)%	(5.08)%
Class A (MUNAX) with 4.75% load	(16.74)%	(23.70)%	(6.75)%
Class C (MUNCX)	(12.89)%	(20.46)%	(5.46)%
Class I (MUNIX)	(12.45)%	(19.66)%	(4.86)%
Bloomberg Municipal Bond Index Total Return Value Unhedged USD **	(6.30)%	(11.50%)	(2.28)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 4.75%. Total returns are calculated using the net asset value (“NAV”) on September 30, 2022. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2023, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.50%, 2.25% and 1.25% for the Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the manager from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2022 prospectus are 3.68%, 4.43% and 3.43% for the Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses shown in the August 1, 2022 prospectus are 1.98%, 2.73% and 1.73% for the Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The Bloomberg Municipal Bond Index Total Return Value Unhedged USD covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

+	The AlphaCentric SWBC Municipal Opportunities Fund Class A, Class C and Class I commenced operations on December 31, 2019.

Holdings by Security Type *	% of Net Assets
Municipal Bonds	70.9%
Closed End Funds	20.7%
Other Assets in Excess of Liabilities	8.4%
100.0%

*    Does not include derivative investments.

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Strategic Income Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2022

The Fund’s performance figures* for the periods ended September 30, 2022, compared to its benchmarks:

						Annualized	Annualized
			Annualized	Annualized	Annualized	Since Inception + -	Since Inception ++ -
	Six Months	One Year	Three Years	Five Years	Ten Years	September 30, 2022	September 30, 2022
Class A (SIIAX)	(17.71)%	(19.22)%	—	—	—	(13.50)%	—
Class A (SIIAX) with 4.75% load	(21.61)%	(23.05)%	—	—	—	(16.58)%	—
Class C (SIICX)	(17.97)%	(19.79)%	—	—	—	(14.11)%	—
Class I (SIIIX) +++	(17.53)%	(18.95)%	12.11%	9.94%	10.00%	—	10.52%
Bloomberg U.S. MBS Total Return Index **	(9.14)%	(13.98)%	(3.67)%	(0.92)%	0.51%	(10.57)%	0.90%
S&P U.S. REIT Index Total Return ***	(25.17)%	(16.36)%	(1.94)%	(2.90)%	6.10%	(10.09)%	6.61%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 4.75%. Total returns are calculated using the net asset value (“NAV”) on September 30, 2022. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2023, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.74%, 2.49% and 1.49% for the Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the manager from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s estimated total annual operating expenses as shown in the August 1, 2022 prospectus for the Fund’s initial fiscal period are 2.39%, 3.14% and 2.14% for the Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses shown in the August 1, 2022 prospectus for the Fund’s initial fiscal period are 1.77%, 2.52% and 1.52% for the Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The Bloomberg U.S. MBS Total Return Index tracks fixed-rate agency mortgage backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

***	The S&P U.S. REIT Index Total Return defines and measures the investable universe of publicly traded real estate investment trusts domiciled in the United States.. Investors cannot invest directly in an index or benchmark.

+	The AlphaCentric Strategic Income Fund Class A and Class C commenced operations on May 28, 2021.

++	The AlphaCentric Strategic Income Fund Class I commenced operations on April 1, 2011.

+++	The Fund acquired all of the assets and liabilities of Strategos Deep Value Fund LP (the “Predecessor Fund”) in a tax-free reorganization on May 28, 2021. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund. The Fund’s investment objectives, policies, restrictions, and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies, restrictions, and guidelines. The Fund’s sub-advisor is Goshen Rock Capital, LLC (“GRC”). GRC is under common control with Strategos Capital Management, LLC (“SCM”) an SEC registered investment advisor founded in 2004. The financial statements for the Predecessor Fund can be found in the Fund’s SAI. The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Updated performance information will be available at no cost by calling 1-844-ACFUNDS (844-223-8637) or visiting the Fund’s website at www.AlphaCentricFunds.com

Holdings by Security Type	% of Net Assets
Common Stocks	43.3%
Preferred Stocks	17.0%
Asset Backed Securities	10.3%
Corporate Bonds	9.9%
Convertible Bonds	5.8%
Short-Term Investment	5.8%
Collateralized Mortgage Obligations	1.8%
Other Assets in Excess of Liabilities	6.1%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.6%
1,095,031	ABFC 2004-OPT4 Trust(a)	US0001M + 2.700%	5.7840	07/25/33	$1,012,500
4,989,872	ABFC 2007-NC1 Trust(a),(b)	US0001M + 1.000%	4.0840	05/25/37	3,749,939
2,646,439	ABFS Mortgage Loan Trust 2002-2(c)		6.7850	07/15/33	1,825,673
3,229,774	ABFS Mortgage Loan Trust 2002-3(c)		5.9020	09/15/33	2,149,132
1,507,020	ABFS Mortgage Loan Trust 2003-2(b),(d)		8.0000	04/25/34	502,674
678,000	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 4.125%	7.2090	11/25/33	639,036
126,760	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 2.025%	5.1090	06/25/34	114,414
1,654,446	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 2.775%	5.8590	11/25/34	1,995,240
5,102,559	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 1.950%	5.0340	12/25/34	3,797,872
485,450	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 1.320%	4.4040	01/25/35	417,530
4,311,614	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 1.845%	4.9290	04/25/35	2,682,861
2,901,068	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 0.420%	3.5040	06/25/36	2,567,529
4,695,225	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 0.435%	3.5190	08/25/36	4,274,480
2,417,000	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 4.500%	7.5840	08/25/40	1,668,530
2,022,296	Adjustable Rate Mortgage Trust 2005-1(a)	US0001M + 1.500%	4.5840	05/25/35	1,871,511
5,787,793	Adjustable Rate Mortgage Trust 2005-2(a)	US0001M + 1.350%	4.4340	06/25/35	4,075,494
113,640	Adjustable Rate Mortgage Trust 2005-3(d)		2.9590	07/25/35	108,455
833,937	Aegis Asset Backed Securities Trust Mortgage(a)	US0001M + 5.250%	8.3340	10/25/34	821,322
1,199,263	Alternative Loan Trust 2006-OA22(a)	US0001M + 0.240%	3.5640	02/25/47	1,139,780
7,508,483	American Home Mortgage Investment Trust 2006-1(a)	US0001M + 0.380%	3.4640	03/25/46	5,722,422
1,050,962	Ameriquest Mort Sec Inc Ass Bk Pas Thr Certs Ser(a)	US0001M + 3.300%	4.6140	08/25/32	863,402
2,409,578	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 1.800%	4.8840	09/25/34	2,117,034
2,722,790	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 1.920%	5.0040	09/25/34	2,246,822
2,351,672	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 2.100%	3.2170	11/25/34	1,965,527
3,778,100	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 1.890%	4.9740	01/25/35	2,863,415
8,547,278	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 1.500%	4.5840	03/25/35	8,212,065
7,500,000	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 1.800%	4.8840	07/25/35	6,357,467
3,370,076	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 1.830%	4.9140	07/25/35	3,194,336
9,506,510	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 1.095%	4.1790	09/25/35	7,211,032
1,174,703	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 2.175%	5.2590	01/25/36	1,200,944
8,243,427	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 0.840%	3.9240	03/25/36	7,815,190
2,788	Amresco Residential Securities Corp Mort Loan(a)	US0001M + 1.350%	4.9340	11/25/29	2,516
5,392,477	Argent Securities Inc Asset-Backed Pass-Through(a)	US0001M + 0.615%	3.6990	03/25/36	6,381,888
3,665,895	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 1.050%	4.1340	06/25/35	1,828,683

See accompanying notes to financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.6% (Continued)
1,137,759	Banc of America Funding 2004-B Trust(d)		2.4110	12/20/34	$871,538
7,454,916	Banc of America Funding 2006-G Trust(a)	US0001M + 0.480%	3.4730	07/20/36	6,678,941
2,644,167	Banc of America Mortgage 2004-K Trust(d)		2.6060	12/25/34	2,041,302
1,287,243	Bear Stearns ALT-A Trust 2004-11(a)	US0001M + 1.575%	4.6590	11/25/34	1,188,154
2,276,165	Bear Stearns ALT-A Trust 2004-6(a)	US0001M + 2.850%	5.9340	07/25/34	2,370,412
26,025	Bear Stearns ARM Trust 2003-8(d)		2.3210	01/25/34	24,012
407,060	Bear Stearns ARM Trust 2004-7(d)		2.6250	10/25/34	341,412
3,912,913	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 0.945%	4.0290	09/25/34	2,882,250
2,985,752	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.550%	5.6340	12/25/34	2,426,751
1,292,006	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.325%	5.4090	01/25/35	1,177,317
2,513,320	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 1.875%	4.9590	04/25/35	2,248,695
9,928,204	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 1.800%	4.8840	10/25/35	8,716,031
1,060,789	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 1.050%	4.1340	11/25/35	965,947
30,804,409	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 0.290%	3.3740	11/25/36	26,666,056
1,708,345	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 0.320%	3.4040	03/25/37	1,542,001
1,748,681	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 1.750%	4.8340	10/25/37	1,541,293
3,102,665	Bear Stearns Asset Backed Securities Trust 2006-4(a)	US0001M + 0.750%	3.8340	10/25/36	1,371,907
45,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1(a)	US0001M + 0.300%	3.3840	07/25/36	30,833,408
2,665,768	Carrington Mortgage Loan Trust Series 2006-FRE2(a)	US0001M + 0.250%	3.3340	10/25/36	2,228,496
31,424,000	Carrington Mortgage Loan Trust Series 2006-NC2(a)	US0001M + 0.405%	3.4890	06/25/36	23,355,611
8,487,925	Carrington Mortgage Loan Trust Series 2006-NC4(a)	US0001M + 0.300%	3.3840	10/25/36	7,707,676
8,691,795	Carrington Mortgage Loan Trust Series 2006-RFC1(a)	US0001M + 0.435%	3.5190	05/25/36	7,417,079
13,633,746	Carrington Mortgage Loan Trust Series 2007-RFC1(a)	US0001M + 0.260%	3.3440	12/25/36	10,351,862
3,774,725	Centex Home Equity Loan Trust 2002-C(a)	US0001M + 1.150%	4.2340	09/25/32	3,509,072
58,269	Centex Home Equity Loan Trust 2004-B(a)	US0001M + 2.325%	5.4090	03/25/34	1,923
2,716,488	Centex Home Equity Loan Trust 2004-C(a)	US0001M + 1.725%	4.0250	06/25/34	2,368,875
1,798,419	Centex Home Equity Loan Trust 2004-C(a)	US0001M + 2.100%	4.0250	06/25/34	620,039
198,535	CHL Mortgage Pass-Through Trust 2004-6(d)		6.5050	05/25/34	200,863
81,751,747	CIT Mortgage Loan Trust 2007-1(a),(b)	US0001M + 1.750%	4.8340	10/25/37	47,203,370
14,454,834	CIT Mortgage Loan Trust 2007-1(a),(b)	US0001M + 1.750%	4.8340	10/25/37	8,191,004
1,622,515	Citigroup Mortgage Loan Trust 2004-OPT1(a)	US0001M + 2.625%	5.7090	10/25/34	1,159,839
646,242	Citigroup Mortgage Loan Trust 2005-3(d)		3.5910	08/25/35	532,372
6,612,002	Citigroup Mortgage Loan Trust 2006-AMC1(a)	US0001M + 0.435%	3.5190	09/25/36	6,676,370
4,873,260	Citigroup Mortgage Loan Trust 2006-WMC1(a)	US0001M + 0.615%	3.6990	12/25/35	3,955,114

See accompanying notes to financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.6% (Continued)
193,047	Citigroup Mortgage Loan Trust 2007-10(d)		3.7310	09/25/37	$173,430
10,639,024	Citigroup Mortgage Loan Trust 2007-AHL1(a)	US0001M + 0.270%	3.4890	12/25/36	11,045,255
8,752,396	Citigroup Mortgage Loan Trust 2007-AMC4(a)	US0001M + 0.300%	3.3840	05/25/37	8,984,097
669,861	Citigroup Mortgage Loan Trust, Inc.(a)	ICE LIBOR USD 1 Month + 1.935%	5.0190	02/25/35	544,350
2,527,255	Citigroup Mortgage Loan Trust, Inc.(a)	US0001M + 1.875%	4.9590	05/25/35	2,342,448
2,000,000	Citigroup Mortgage Loan Trust, Inc.(a)	US0001M + 1.680%	4.7640	07/25/35	1,833,851
1,755,404	Citigroup Mortgage Loan Trust, Inc.(a)	US0001M + 1.875%	4.9590	07/25/35	1,333,834
148,255	Countrywide Asset-Backed Certificates(a),(b)	US0001M + 5.625%	8.7090	10/25/32	158,339
101,370	Countrywide Asset-Backed Certificates(a),(b)	US0001M + 4.500%	7.5840	11/25/33	109,185
1,813,521	Countrywide Asset-Backed Certificates(a)	US0001M + 2.625%	5.7090	10/25/34	1,639,696
2,426,497	Countrywide Asset-Backed Certificates(a)	US0001M + 2.625%	5.7090	11/25/34	2,037,466
3,991,473	Countrywide Asset-Backed Certificates(a)	US0001M + 1.725%	4.8090	12/25/35	2,720,020
5,710,233	Countrywide Asset-Backed Certificates(a)	US0001M + 1.500%	4.5840	01/25/36	4,662,588
4,000,469	Countrywide Asset-Backed Certificates(a),(b)	US0001M + 1.095%	4.1790	02/25/36	3,263,090
2,542,364	Countrywide Asset-Backed Certificates(a)	US0001M + 0.660%	3.7440	06/25/36	2,541,075
3,755,505	Countrywide Asset-Backed Certificates(a)	US0001M + 0.585%	3.6690	07/25/36	2,621,124
22,918,626	Countrywide Asset-Backed Certificates(a)	US0001M + 0.250%	3.3340	06/25/37	21,208,949
3,478,992	Countrywide Asset-Backed Certificates(a)	US0001M + 0.340%	3.4240	06/25/37	2,569,429
4,029,978	Countrywide Asset-Backed Certificates(a)	US0001M + 0.220%	3.3040	08/25/37	3,697,745
12,375,319	Countrywide Asset-Backed Certificates(a)	US0001M + 0.230%	3.3140	05/25/47	10,131,895
9,742,421	Countrywide Asset-Backed Certificates(a)	US0001M + 0.260%	3.3440	06/25/47	9,681,700
1,424,215	Credit Suisse First Boston Mortgage Securities(a)	US0001M + 1.500%	4.5840	02/25/32	1,960,726
1,238,572	Credit Suisse First Boston Mortgage Securities(a)	US0001M + 3.850%	6.9340	04/25/34	620,429
1,672,937	Credit-Based Asset Servicing and Securitization,(a),(b)	US0001M + 4.500%	7.5840	03/25/33	1,065,138
80,221	Credit-Based Asset Servicing and Securitization,(a),(b)	US0001M + 2.850%	3.3110	10/25/34	64,905
1,760,128	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 0.660%	3.0070	12/25/35	1,112,876
1,997,993	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 2.625%	3.3630	12/25/35	1,563,687
3,615,069	Credit-Based Asset Servicing and Securitization,(b),(c)		7.7500	03/25/46	819,259
4,361,595	CWABS Asset-Backed Certificates Trust 2004-7(a)	US0001M + 2.100%	3.6250	10/25/34	2,751,490
1,270,633	CWABS Asset-Backed Certificates Trust 2004-9(a)	US0001M + 1.650%	4.7340	11/25/34	1,076,728
2,027,840	CWABS Asset-Backed Certificates Trust 2005-11(a)	US0001M + 1.080%	4.1640	02/25/36	1,444,617
7,177,732	CWABS Asset-Backed Certificates Trust 2005-16(a)	US0001M + 1.140%	4.2240	05/25/36	3,918,260
6,640,729	CWABS Asset-Backed Certificates Trust 2006-7(a)	US0001M + 0.420%	3.5040	04/25/46	6,203,823
1,453,950	Delta Funding Home Equity Loan Trust 1997-3		7.6500	10/25/28	1,267,838

See accompanying notes to financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.6% (Continued)
1,355,353	Delta Funding Home Equity Loan Trust 1998-1(a)	US0001M + 0.825%	3.9090	05/25/30	$1,148,640
1,184,715	Delta Funding Home Equity Loan Trust 1999-1(d)		6.8000	03/15/28	969,465
1,732,136	Delta Funding Home Equity Loan Trust 1999-2		7.3700	08/15/30	1,240,135
795,821	Delta Funding Home Equity Loan Trust 2000-3(c)		8.3900	11/15/30	646,818
455,675	Deutsche Mortgage Securities Inc Mortgage Loan(a),(b)	US0001M + 0.350%	3.1680	04/15/36	415,363
1,435,813	DSLA Mortgage Loan Trust 2004-AR1(a)	US0001M + 1.125%	4.1180	09/19/44	851,065
2,681,664	Ellington Loan Acquisition Trust 2007-2(a),(b)	US0001M + 1.700%	4.7840	05/25/37	1,832,972
5,664,440	EMC Mortgage Loan Trust 2005-B(a),(b)	US0001M + 2.250%	5.3340	04/25/42	5,325,751
1,782,268	EquiFirst Mortgage Loan Trust 2005-1(a)	US0001M + 1.800%	4.8840	04/25/35	1,646,648
1,724,282	Finance America Mortgage Loan Trust 2004-3(a)	US0001M + 1.650%	4.7340	11/25/34	1,454,542
2,015,976	First Franklin Mortgage Loan Trust 2003-FF4(a)	US0001M + 2.475%	5.5590	10/25/33	1,697,999
1,583,814	First Franklin Mortgage Loan Trust 2004-FF10(a)	US0001M + 2.325%	5.4090	05/25/34	1,337,217
843,880	First Franklin Mortgage Loan Trust 2004-FF4(a)	US0001M + 2.250%	5.3340	06/25/34	809,117
3,253,116	First Franklin Mortgage Loan Trust 2004-FF7(c)		5.5000	09/25/34	2,756,704
4,821,913	First Franklin Mortgage Loan Trust 2004-FFH2(a)	US0001M + 1.575%	4.6590	06/25/34	4,085,849
3,759,787	First Franklin Mortgage Loan Trust 2005-FF5(a)	US0001M + 1.200%	4.2840	05/25/35	3,028,016
4,289,685	First Franklin Mortgage Loan Trust 2005-FFH2(a),(b)	US0001M + 1.050%	4.1340	04/25/35	3,629,736
2,907,687	First Franklin Mortgage Loan Trust 2006-FF7(a)	US0001M + 0.375%	3.4590	05/25/36	2,625,216
6,684,563	First Franklin Mortgage Loan Trust 2006-FF9(a)	US0001M + 0.375%	3.4590	06/25/36	9,233,323
1,420,981	First Franklin Mortgage Loan Trust2006-FF3(a)	US0001M + 0.585%	3.6690	02/25/36	1,112,914
1,975,222	Fremont Home Loan Trust 2004-3(a)	US0001M + 1.875%	4.9590	11/25/34	1,475,518
375,966	Fremont Home Loan Trust 2004-4(a)	US0001M + 0.915%	3.9990	03/25/35	277,395
1,524,416	Fremont Home Loan Trust 2004-4(a)	US0001M + 1.425%	4.5090	03/25/35	1,068,821
5,976,247	Fremont Home Loan Trust 2005-1(a),(b)	US0001M + 1.800%	4.8840	06/25/35	2,705,835
6,743,227	Fremont Home Loan Trust 2005-A(a)	US0001M + 1.050%	4.1340	01/25/35	5,128,592
5,046,572	GreenPoint Mortgage Funding Trust 2005-HY1(a)	US0001M + 0.885%	3.9690	07/25/35	4,882,827
3,330,644	GreenPoint Mortgage Funding Trust Series 2006-AR4(a)	US0001M + 0.640%	3.7240	09/25/46	2,692,803
4,032,640	GSAA Home Equity Trust 2004-11(a)	US0001M + 1.425%	4.5090	12/25/34	3,436,356
2,146,153	GSAA Home Equity Trust 2005-4(a)	US0001M + 1.725%	4.8090	03/25/35	1,702,796
10,717,253	GSAA Trust(a)	US0001M + 0.570%	3.6540	12/25/35	7,902,132
4,548,472	GSAMP Trust 2005-AHL2(a)	US0001M + 0.660%	3.7440	12/25/35	3,268,453
5,545,342	GSAMP Trust 2005-HE5(a)	US0001M + 1.050%	4.1340	11/25/35	3,559,365
6,200,736	GSAMP Trust 2006-HE8(a)	US0001M + 0.250%	3.3340	01/25/37	4,786,827
5,149,507	GSAMP Trust 2006-NC1(a)	US0001M + 0.570%	3.6540	02/25/36	5,636,572

See accompanying notes to financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.6% (Continued)
2,026,270	GSAMP Trust 2006-SD2(a),(b)	US0001M + 0.705%	3.7890	05/25/46	$1,434,695
9,710	GSR Mortgage Loan Trust 2005-7F(a)	US0001M + 0.500%	3.5840	09/25/35	9,557
989,263	GSRPM Mortgage Loan Trust Series 2004-1(a),(b)	US0001M + 5.250%	8.3340	09/25/42	873,279
1,396,501	HarborView Mortgage Loan Trust 2005-15(a)	US0001M + 0.740%	3.7330	10/20/45	991,773
1,200,486	HarborView Mortgage Loan Trust 2006-12(a)	US0001M + 0.250%	3.2430	01/19/38	1,967,108
3,839,603	Home Equity Asset Trust 2005-3(a)	US0001M + 1.065%	4.1490	08/25/35	3,753,029
2,274,826	Home Equity Asset Trust 2005-6(a)	US0001M + 1.065%	4.1490	12/25/35	3,581,548
11,779,236	Home Equity Asset Trust 2005-7(a)	US0001M + 0.750%	3.8340	01/25/36	11,044,803
7,362,539	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.600%	3.6840	03/25/36	5,352,069
16,673,713	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.540%	3.6240	06/25/36	13,258,112
4,405,331	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.290%	3.5190	08/25/36	4,577,252
257,386	Impac CMB Trust Series 2004-10(a)	US0001M + 0.855%	3.9390	03/25/35	234,654
20,502	IndyMac INDX Mortgage Loan Trust 2004-AR6(d)		3.4730	10/25/34	18,827
995,969	IXIS Real Estate Capital Trust 2005-HE2(a)	US0001M + 1.035%	4.1190	09/25/35	1,002,132
5,653,193	JP Morgan Mortgage Acquisition Trust 2006-CH1(a)	US0001M + 1.800%	4.8840	07/25/36	4,727,256
2,983,686	JP Morgan Mortgage Acquisition Trust 2006-CW1(a)	US0001M + 0.450%	3.5340	05/25/36	2,978,107
3,777,221	JP Morgan Mortgage Acquisition Trust 2007-HE1(a)	US0001M + 0.260%	3.3440	03/25/47	3,772,325
1,902,704	Long Beach Mortgage Loan Trust 2003-1(a)	US0001M + 6.000%	9.0840	03/25/33	2,379,799
11,153,656	Long Beach Mortgage Loan Trust 2005-3(a)	US0001M + 0.705%	3.7890	08/25/45	10,143,352
562,956	MAFI II Remic Trust 1998-A		6.0000	02/20/27	490,562
494,585	MASTR Adjustable Rate Mortgages Trust 2004-5(d)		2.8570	07/25/34	399,783
473,931	MASTR Alternative Loan Trust 2002-2(d)		7.1410	10/25/32	46,390
1,497,751	Mastr Asset Backed Securities Trust 2004-HE1(a)	US0001M + 5.250%	8.3340	09/25/34	1,196,734
1,575,958	Mastr Asset Backed Securities Trust 2004-WMC3(a)	US0001M + 1.800%	4.8840	10/25/34	1,983,539
103,992	Mastr Asset Backed Securities Trust 2005-NC1(a)	US0001M + 2.295%	5.3790	12/25/34	379,690
4,419,967	Mastr Asset Backed Securities Trust 2007-HE1(a)	US0001M + 0.300%	3.3840	05/25/37	4,264,007
901,537	Mastr Specialized Loan Trust(a),(b)	US0001M + 2.265%	4.9940	07/25/35	890,089
1,459,383	Mastr Specialized Loan Trust(a),(b)	US0001M + 1.250%	4.9590	11/25/35	890,622
6,460,152	Mastr Specialized Loan Trust(a),(b)	US0001M + 2.400%	5.4840	01/25/36	4,458,236
1,259,829	Meritage Mortgage Loan Trust 2004-2(a)	US0001M + 1.725%	4.8090	01/25/35	1,108,768
2,737,295	Merrill Lynch Mortgage Investors Trust 2002-AFC1(a)	US0001M + 3.450%	5.3080	09/25/32	2,733,388
19,843	Merrill Lynch Mortgage Investors Trust MLMI Series(a)	US0012M + 1.625%	5.3870	12/25/32	18,838
82,135	Merrill Lynch Mortgage Investors Trust MLMI Series(a)	US0006M + 1.500%	4.8410	02/25/33	78,480
500,409	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 2.175%	5.2590	07/25/34	417,807

See accompanying notes to financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.6% (Continued)
1,504,514	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 2.400%	5.4840	10/25/34	$1,363,109
5,937,647	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 0.975%	4.0590	04/25/35	5,555,934
263,168	Merrill Lynch Mortgage Investors Trust Series MLCC(a)	US0001M + 1.005%	4.0890	03/25/30	186,896
3,336,274	Merrill Lynch Mortgage Investors Trust Series MLCC(d)		2.7550	02/25/36	2,362,650
1,467,852	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC2(a)	US0001M + 5.250%	8.3340	07/25/34	1,785,363
348,272	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3(a)	US0001M + 1.350%	3.5040	01/25/35	317,407
296,162	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3(a)	US0001M + 1.650%	3.5040	01/25/35	275,948
2,378,505	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC2(a)	US0001M + 0.975%	4.0590	02/25/35	1,911,414
4,303,249	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC3(a)	US0001M + 1.065%	4.1490	03/25/35	3,293,595
5,808,749	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC5(a)	US0001M + 1.800%	4.8840	06/25/35	4,790,508
2,872,081	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC6(a)	US0001M + 1.065%	4.1490	07/25/35	2,449,558
10,583,232	Morgan Stanley A.B.S Capital I Inc Trust 2006-NC1(a)	US0001M + 0.630%	3.7140	12/25/35	10,076,239
3,314,976	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6(a)	US0001M + 0.260%	3.3440	05/25/37	6,875,928
1,638,482	Morgan Stanley Home Equity Loan Trust 2006-2(a)	US0001M + 0.540%	3.6240	02/25/36	1,703,259
64,886	Morgan Stanley Mortgage Loan Trust 2004-7AR(d)		3.6430	09/25/34	64,297
7,921,618	Nationstar Home Equity Loan Trust 2007-A(a)	US0001M + 0.370%	3.4540	03/25/37	7,376,987
6,411,975	Nationstar Home Equity Loan Trust 2007-B(a)	US0001M + 0.470%	3.5540	04/25/37	8,255,986
657,803	New Century Home Equity Loan Trust(d)		5.6500	08/25/34	637,526
6,601,967	New Century Home Equity Loan Trust 2004-4(a)	US0001M + 1.425%	4.5090	02/25/35	5,882,197
2,019,256	New Century Home Equity Loan Trust 2005-1(a)	US0001M + 1.200%	4.2840	03/25/35	1,841,343
3,689,448	New Century Home Equity Loan Trust 2006-2(a)	US0001M + 0.310%	3.3940	08/25/36	3,682,483
195,859	New Century Home Equity Loan Trust Series 2003-5(a)	US0001M + 0.800%	3.8840	11/25/33	183,385
16,639	Nomura Asset Acceptance Corp Alternative Loan		7.0000	04/25/33	15,918
6,554	Nomura Asset Acceptance Corp Alternative Loan		6.0000	05/25/33	6,181
1,334,307	Nomura Home Equity Loan Inc Home Equity Loan Trust(a)	US0001M + 0.555%	3.6390	03/25/36	1,194,006
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1(a)	US0001M + 3.000%	6.0840	05/25/33	2,710,829
5,952,157	Opteum Mortgage Acceptance Corp Asset Backed(a)	US0001M + 0.645%	3.7290	12/25/35	6,010,159
7,386,976	Option One Mortgage Loan Trust 2005-2(a)	US0001M + 1.035%	4.1190	05/25/35	5,169,413
3,042,342	Option One Mortgage Loan Trust 2005-3(a)	US0001M + 1.005%	4.0890	08/25/35	1,856,694
2,788,812	Option One Mortgage Loan Trust 2005-5(a)	US0001M + 0.870%	3.9540	12/25/35	2,863,398
13,562,863	Option One Mortgage Loan Trust 2007-CP1(a)	US0001M + 0.300%	3.3840	03/25/37	10,846,913
2,289,867	Ownit Mortgage Loan Trust Series 2006-3(a)	US0001M + 0.495%	3.5790	03/25/37	2,271,384
1,647,963	Park Place Securities Inc Asset-Backed(a)	US0001M + 2.925%	6.0090	10/25/34	1,181,449
3,251,304	Park Place Securities Inc Asset-Backed(a)	US0001M + 2.625%	5.7090	02/25/35	2,030,439

See accompanying notes to financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.6% (Continued)
7,698,915	Park Place Securities Inc Asset-Backed(a)	US0001M + 1.875%	4.9590	03/25/35	$6,566,059
3,559,221	Park Place Securities Inc Asset-Backed(a)	US0001M + 1.800%	4.8840	06/25/35	4,640,602
4,091,647	Park Place Securities Inc Asset-Backed(a)	US0001M + 1.020%	4.1040	07/25/35	4,059,252
17,609,154	Park Place Securities Inc Asset-Backed(a)	US0001M + 0.915%	3.9990	09/25/35	13,734,938
3,791,120	Park Place Securities Inc Asset-Backed(a)	US0001M + 0.990%	4.0740	09/25/35	3,355,232
7,059,646	Popular A.B.S Mortgage Pass-Through Trust 2006-B(a)	US0001M + 0.750%	3.8340	05/25/36	4,725,976
8,474,579	Popular A.B.S Mortgage Pass-Through Trust 2007-A(a)	US0001M + 0.310%	3.3940	06/25/47	7,306,792
5,984,900	Quest Trust(a),(b)	US0001M + 3.375%	6.4590	03/25/35	5,383,204
4,500,636	RAAC Series 2006-RP2 Trust(a),(b)	US0001M + 1.250%	4.9590	02/25/37	3,669,427
14,328,547	RAAC Series 2007-SP3 Trust(a)	US0001M + 2.250%	5.3340	09/25/47	11,271,417
1,493,994	RAMP Series 2004-RS7 Trust(d)		3.8810	07/25/34	1,385,066
2,276,824	RAMP Series 2005-EFC1 Trust(a)	US0001M + 1.200%	4.8840	05/25/35	2,000,083
3,275,715	RAMP Series 2005-RS8 Trust(a)	US0001M + 0.600%	3.9840	09/25/35	2,769,694
2,490,795	RAMP Series 2006-RS1 Trust(a)	US0001M + 0.410%	3.6990	01/25/36	2,062,606
3,671,321	RAMP Series 2006-RS4 Trust(a)	US0001M + 0.380%	3.6540	07/25/36	3,338,620
1,780,247	RASC Series 2005-EMX1 Trust(a),(b)	US0001M + 4.500%	7.5840	03/25/35	1,619,858
2,768,016	RASC Series 2005-KS1 Trust(a)	US0001M + 1.250%	4.9590	02/25/35	2,467,698
6,396,076	RASC Series 2005-KS12 Trust(a)	US0001M + 0.670%	4.0890	01/25/36	6,344,682
1,387,374	RASC Series 2005-KS2 Trust(a)	US0001M + 0.770%	4.2390	03/25/35	1,346,853
1,552,365	RASC Series 2005-KS6 Trust(a)	US0001M + 1.700%	5.6340	07/25/35	1,479,611
2,829,923	RASC Series 2006-EMX1 Trust(a)	US0001M + 0.470%	3.7890	01/25/36	2,248,949
7,929,495	RASC Series 2006-EMX2 Trust(a)	US0001M + 0.420%	3.7140	02/25/36	6,294,557
9,192,863	RASC Series 2006-EMX4 Trust(a)	US0001M + 0.280%	3.5040	06/25/36	7,164,786
1,992,148	Renaissance Home Equity Loan Trust 2002-1(a)	US0001M + 2.925%	6.0090	06/25/32	1,644,694
1,245,144	Renaissance Home Equity Loan Trust 2002-2(a)	US0001M + 2.250%	5.3340	08/25/32	1,081,513
398,481	Renaissance Home Equity Loan Trust 2003-2(c)		4.2230	08/25/33	331,508
10,585,656	Renaissance Home Equity Loan Trust 2005-1(c)		5.4050	05/25/35	1,729,027
7,223,920	Renaissance Home Equity Loan Trust 2005-2(c)		5.1010	08/25/35	1,699,790
169,170	SASCO Mortgage Loan Trust 2003-GEL1(a)	US0001M + 4.500%	7.5840	10/25/33	147,373
2,309,753	Saxon Asset Securities Trust 2004-2(c)		3.2840	08/25/35	1,515,433
2,149,653	Saxon Asset Securities Trust 2005-2(a)	US0001M + 0.705%	3.7890	10/25/35	1,754,494
5,326,257	Saxon Asset Securities Trust 2005-4(a)	US0001M + 0.930%	4.0140	11/25/37	4,337,516
11,160,442	Saxon Asset Securities Trust 2006-2(a)	US0001M + 0.320%	3.4040	09/25/36	9,752,751
4,625,210	Saxon Asset Securities Trust 2007-3(a)	US0001M + 0.900%	3.9840	09/25/47	4,816,219

See accompanying notes to financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.6% (Continued)
10,935,000	Saxon Asset Securities Trust 2007-4(a),(b)	US0001M + 3.000%	6.0840	12/25/37	$6,958,942
1,186,487	Securitized Asset Backed Receivables, LLC Trust(a)	US0001M + 0.975%	4.0590	12/25/34	1,055,824
1,500,000	Security National Mortgage Loan Trust 2005-2(b),(d)		7.1300	02/25/35	1,178,362
9,906,278	Sequoia Mortgage Trust 2004-10(d)		0.0320	11/20/34	99
1,056,764	Sequoia Mortgage Trust 2004-10(a)	US0001M + 0.750%	3.7430	11/20/34	758,231
3,543,954	Soundview Home Loan Trust 2005-1(a)	US0001M + 1.950%	3.9170	04/25/35	3,522,505
2,080,580	Soundview Home Loan Trust 2005-3(a)	US0001M + 0.990%	4.0740	06/25/35	2,027,299
1,022,931	Soundview Home Loan Trust 2005-A(a)	US0001M + 1.350%	4.4340	04/25/35	1,019,421
4,542,879	Soundview Home Loan Trust 2005-OPT1(a)	US0001M + 0.825%	3.9090	06/25/35	3,797,842
5,321,456	Soundview Home Loan Trust 2005-OPT1(a)	US0001M + 1.050%	4.1340	06/25/35	3,309,085
3,977,500	Soundview Home Loan Trust 2005-OPT3(a)	US0001M + 1.020%	4.1040	11/25/35	3,221,602
6,695,246	Soundview Home Loan Trust 2005-OPT4(a)	US0001M + 0.825%	3.9090	12/25/35	5,938,590
11,036,008	Soundview Home Loan Trust 2006-1(a)	US0001M + 0.615%	3.6990	02/25/36	10,964,189
4,210,678	Specialty Underwriting & Residential Finance Trust(a)	US0001M + 0.975%	4.0590	06/25/36	3,253,890
5,260,298	Specialty Underwriting & Residential Finance Trust(a)	US0001M + 0.585%	3.6690	12/25/36	5,669,646
2,577,581	Structured Asset Investment Loan Trust 2004-10(a)	US0001M + 3.750%	6.8340	11/25/34	3,049,238
3,048,424	Structured Asset Investment Loan Trust 2005-HE2(a)	US0001M + 0.780%	3.8640	07/25/35	2,655,612
2,096,145	Structured Asset Investment Loan Trust 2005-HE3(a)	US0001M + 0.795%	3.8790	09/25/35	1,949,113
123,696	Structured Asset Mortgage Investments II Trust(d)		2.4980	10/19/34	108,555
1,834,273	Structured Asset Mortgage Investments II Trust(a)	US0001M + 0.750%	3.7430	07/19/35	1,633,726
1,084,958	Structured Asset Mortgage Investments Trust(a)	US0001M + 0.825%	3.8180	02/19/33	865,150
2,475,347	Structured Asset Securities Corp 2005-NC1(a)	US0001M + 1.950%	4.1000	02/25/35	2,432,757
478,047	Structured Asset Securities Corp 2005-WF1(a)	US0001M + 1.905%	4.9890	02/25/35	450,041
5,236,910	Structured Asset Securities Corp Mortgage Loan(a),(b)	US0001M + 0.645%	3.7290	10/25/36	5,487,833
6,243,514	Structured Asset Securities Corp Mortgage Loan(a)	US0001M + 0.230%	3.3140	02/25/37	6,093,851
9,415,856	Structured Asset Securities Corp Mortgage Loan(a),(b)	US0001M + 0.300%	3.3840	08/25/46	9,234,900
5,740,000	Terwin Mortgage Trust 2007-QHL1(a),(b)	US0001M + 1.500%	4.5840	10/25/38	5,311,871
276,435	Thornburg Mortgage Securities Trust 2004-2(a)	US0001M + 1.000%	4.0840	06/25/44	208,427
757,000	Truman Capital Mortgage Loan Trust(a),(b)	US0001M + 5.250%	8.3340	03/25/37	765,986
637,963	WaMu Mortgage Pass-Through Certificates Series(d)		2.5330	10/25/33	477,033
104,292	WaMu Mortgage Pass-Through Certificates Series(a)	COF 11 + 1.250%	1.6570	11/25/42	99,162
2,331,185	Washington Mutural Asset-Backed Certificates WMABS(a)	US0001M + 0.540%	3.4440	04/25/36	2,181,394
7,433,119	Wells Fargo Home Equity Asset-Backed Securities(a)	US0001M + 0.675%	3.7590	05/25/36	6,257,479

See accompanying notes to financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.6% (Continued)
12,553,548	Wells Fargo Home Equity Asset-Backed Securities(a)	US0001M + 0.405%	3.4890	01/25/37	$13,064,427

	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $765,650,052)				971,838,598

	TOTAL INVESTMENTS - 103.6% (Cost $765,650,052)				$971,838,598
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6)%				(34,134,817)
	NET ASSETS - 100.0%				$937,703,781

LLC	- Limited Liability Company

REMIC	- Real Estate Mortgage Investment Conduit

COF 11	Cost of Funds for the 11th District of San Francisco

ICE LIBOR USD 1 Month	ICE LIBOR USD 1 Month

US0001M	ICE LIBOR USD 1 Month

US0006M	ICE LIBOR USD 6 Month

US0012M	ICE LIBOR USD 12 Month

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022 the total market value of 144A securities is 127,193,864 or 13.6% of net assets.

(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2022.

(d)	Variable rate security; the rate shown represents the rate on September 30, 2022.

See accompanying notes to financial statements.

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value

	U.S. GOVERNMENT & AGENCIES — 59.8%

	U.S. TREASURY BILLS — 39.9%
25,000,000	United States Treasury Bill(a)	0.0000	02/02/23	$24,704,934
25,000,000	United States Treasury Bill(a)	0.0000	02/23/23	24,650,494
				49,355,428

	U.S. TREASURY NOTE — 19.9%
25,000,000	United States Treasury Note	0.1250	01/31/23	24,710,934

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $74,438,005)			74,066,362

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 18.7%
	MONEY MARKET FUNDS - 18.7%
3,901,643	Fidelity Government Portfolio Institutional Class, 2.73%(b) (g)			3,901,643
19,260,243	First American Government Obligations Fund, Class U, 2.79%(b)			19,260,243
	TOTAL MONEY MARKET FUNDS (Cost $23,161,886)			23,161,886

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,161,886)			23,161,886

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.0% (d)

	CALL OPTIONS PURCHASED - 0.0%(d)
45	S&P Emini 2nd Week	SXM	10/14/2022	$4,150	$9,337,500	$675
50	S&P Emini 3rd Week	SXM	11/18/2022	4,240	10,600,000	7,750
60	S&P Emini 3rd Week	SXM	10/21/2022	4,150	12,450,000	2,250
25	S&P Emini 3rd Week	SXM	10/21/2022	4,310	5,387,500	250
25	S&P500 EMINI Option	SXM	10/31/2022	4,230	5,287,500	1,125
85	S&P500 EMINI Option	SXM	10/31/2022	4,350	18,487,500	1,700
50	S&P500 EMINI Option	SXM	11/30/2022	4,280	10,700,00	9,000
50	S&P500 EMINI Option	SXM	12/16/2022	4,270	10,675,000	17,500
	TOTAL CALL OPTIONS PURCHASED (Cost - $384,635)					40,250

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $384,635)					40,250

	TOTAL INVESTMENTS - 78.5% (Cost $97,984,526)					$97,268,498
	CALL OPTIONS WRITTEN - 0.0%(d) (Proceeds - $798,382)					(42,613)
	PUT OPTIONS WRITTEN – (0.0)% (e) (Proceeds - $7,625)					(7,000)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 21.5%					26,645,483
	NET ASSETS - 100.0%					$123,864,368

See accompanying notes to financial statements.

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS – (0.0)% (e)
	CALL OPTIONS WRITTEN - (0.0)%(e)
50	Emini SP M Week Option	SXM	10/03/2022	$3,940	$9,850,000	$125
50	Emini SP W Week Option	SXM	10/05/2022	4,010	10,025,000	125
50	S&P Emini 1st Week	SXM	10/07/2022	3,930	9,825,000	1,125
15	S&P Emini 2nd Week	SXM	10/14/2022	4,100	9,855,000	338
200	S&P Emini 3rd Week	SXM	11/18/2022	4,460	44,600,000	8,500
15	S&P Emini 3rd Week	SXM	10/21/2022	4,100	3,075,000	900
5	S&P Emini 3rd Week	SXM	10/21/2022	4,250	1,062,500	88
45	S&P Emini 3rd Week	SXM	10/21/2022	4,380	3,075,000	338
100	S&P Emini 3rd Week	SXM	10/21/2022	4,520	22,600,000	250
50	S&P500 EMINI Option	SXM	10/31/2022	4,330	10,825,000	1,125
150	S&P500 EMINI Option	SXM	10/31/2022	4,450	33,375,000	1,500
20	S&P500 EMINI Option	SXM	10/31/2022	4,480	4,480,000	200
200	S&P500 EMINI Option	SXM	12/16/2022	4,520	45,200,000	18,999
200	S&P500 EMINI Option	SXM	11/30/2022	4,520	45,200,000	9,000
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $798,382)					42,613

	PUT OPTIONS WRITTEN – (0.0)%(e)
50	Emini SP M Week Option	SXM	10/03/2022	$3,270	$8,175,000	$625
50	Emini SP W Week Option	SXM	10/05/2022	3,250	8,125,000	1,875
100	S&P Emini 1st Week	SXM	10/07/2022	3,070	15,350,000	4,500
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $7,625)					7,000

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $806,007)					$49,613

See accompanying notes to financial statements.

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Depreciation
10	CME E-Mini NASDAQ 100 Index Future	12/16/2022	$2,207,100	$(235,999)
30	CME E-mini Russell 2000 Index Futures	12/16/2022	2,504,700	(265,425)
220	CME E-Mini Standard & Poor’s 500 Index Future	12/16/2022	39,616,500	(2,665,112)
	TOTAL OPEN LONG FUTURES CONTRACTS			$(3,166,536)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Depreciation
40	CBOE Volatility Index Future	10/19/2022	$1,260,640	$(27,640)
	TOTAL OPEN SHORT FUTURES CONTRACTS			$(27,640)

	TOTAL FUTURES CONTRACTS			$(3,194,176)

SXM	Stone Financial Inc.

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.

(c)	Each contract is equivalent to one futures contract.

(d)	Percentage rounds to less than 0.1%.

(e)	Percentage rounds to greater than (0.1%).

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(g)	All or a portion of this investment is segregated as collateral for option contracts and future contracts.

See accompanying notes to financial statements.

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 96.8%
	AEROSPACE & DEFENSE - 4.4%
15,000	AeroVironment, Inc.(a)	$1,250,400

	AUTOMOTIVE - 1.2%
150,000	Aurora Innovation, Inc.(a),(b)	331,500

	BIOTECH & PHARMA - 2.1%
50,000	Bioxcel Therapeutics, Inc.(a),(b)	591,000

	DIVERSIFIED INDUSTRIALS - 2.0%
12,500	Omron Corporation	571,409

	ELECTRICAL EQUIPMENT - 16.7%
42,500	ABB Ltd.	1,111,291
37,500	Allied Motion Technologies, Inc.	1,073,250
7,500	AMETEK, Inc.	850,575
25,000	CyberOptics Corporation(a)	1,344,500
10,000	Renishaw plc	392,634
		4,772,250
	MACHINERY - 32.7%
35,000	ATS Automation Tooling Systems, Inc.(a)	923,934
10,000	FANUC Corporation	1,399,848
22,500,000	FBR Ltd.(a)	604,413
30,000	GEA Group A.G.	980,108
5,000	Kardex Holding A.G.	669,917
2,500	Keyence Corporation	827,403
180,000	Knightscope, Inc.(a),(b)	435,600
500,000	Kraken Robotics, Inc.(a)	141,186
15,000	Krones A.G.	1,332,435
10,000	KUKA A.G.	809,407
125,000	Scott Technology Ltd.	195,793
35,000	Yaskawa Electric Corporation	1,007,220
		9,327,264
	MEDICAL EQUIPMENT & DEVICES - 24.9%
350,000	Accuray, Inc.(a),(b)	728,000

See accompanying notes to financial statements.

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)

	MEDICAL EQUIPMENT & DEVICES - 24.9% (Continued)
1,000	Globus Medical, Inc., Class A(a)	$59,570
5,000	Intuitive Surgical, Inc.(a)	937,200
100,000	Microbot Medical, Inc.(a),(b)	478,000
50,000	PROCEPT BioRobotics Corporation(a),(b)	2,073,001
25,000	Siemens Healthineers A.G.	1,084,762
50,000	Smith & Nephew plc	586,550
500,000	Stereotaxis, Inc.(a),(b)	900,000
80,000	Vicarious Surgical, Inc.(a),(b)	268,000
		7,115,083
	SEMICONDUCTORS - 3.1%
40,000	Infineon Technologies A.G.	890,152

	SOFTWARE - 3.1%
10,000	Omnicell, Inc.(a),(b)	870,300

	TECHNOLOGY HARDWARE - 6.6%
250,000	Draganfly, Inc.(a)	175,000
15,000	Nidec Corporation(c)	842,603
150,000	Vuzix Corporation(a)	868,500
		1,886,103

	TOTAL COMMON STOCKS (Cost $33,329,143)	27,605,461

See accompanying notes to financial statements.

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENT — 18.0%

	MONEY MARKET FUND - 18.0%
5,128,575	Mount Vernon Liquid Assets Portfolio, 0.45% (Cost $5,128,575)(c)(d)	$5,128,575

	TOTAL INVESTMENTS - 114.8% (Cost $38,457,718)	32,734,036
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.8)%	(4,216,149)
	NET ASSETS - 100.0%	$28,517,887

LTD	- Limited Company

PLC	- Public Limited Company Non-income producing security.

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2022 was $4,948,956.

(c)	Security was purchased with cash received as collateral for securities on loan at September 30, 2022. Total collateral had a value of $5,128,575 at September 30, 2022.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2022.

See accompanying notes to financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 27.3%
	ASSET MANAGEMENT - 0.7%
5,554	Invesco Ltd.	$76,090
2,263	Raymond James Financial, Inc.	223,629
		299,719
	AUTOMOTIVE - 0.1%
129	Tesla, Inc.(a)	34,217

	BEVERAGES - 0.8%
3,135	Coca-Cola Company (The)	175,623
1,185	PepsiCo, Inc.	193,463
		369,086
	BIOTECH & PHARMA - 0.6%
1,335	AbbVie, Inc.	179,170
438	Horizon Therapeutics plc(a)	27,108
428	Moderna, Inc.(a)	50,611
		256,889
	CHEMICALS - 1.3%
899	CF Industries Holdings, Inc.	86,529
1,885	Dow, Inc.	82,808
1,249	LyondellBasell Industries N.V., Class A	94,025
5,640	Mosaic Company (The)	272,581
714	Westlake Corporation	62,032
		597,975
	COMMERCIAL SUPPORT SERVICES - 0.5%
1,557	Republic Services, Inc.	211,814

	FOOD - 1.8%
2,798	General Mills, Inc.	214,354
907	Hershey Company (The)	199,966
2,827	Kellogg Company	196,929
3,034	Tyson Foods, Inc., Class A	200,032
		811,281
	HEALTH CARE FACILITIES & SERVICES - 1.4%
1,332	AmerisourceBergen Corporation	180,260
2,707	CVS Health Corporation	258,166

See accompanying notes to financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 27.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.4% (Continued)
421	UnitedHealth Group, Inc.	$212,622
		651,048
	HOME & OFFICE PRODUCTS - 0.2%
585	Whirlpool Corporation	78,864

	INDUSTRIAL REIT - 0.9%
4,434	Duke Realty Corporation	213,719
1,745	Prologis, Inc.	177,292
		391,011
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
3,751	Nasdaq, Inc.	212,607

	INSURANCE - 3.0%
4,581	American International Group, Inc.	217,506
3,725	Hartford Financial Services Group, Inc. (The)	230,727
1,531	Marsh & McLennan Companies, Inc.	228,563
4,159	MetLife, Inc.	252,783
1,909	Principal Financial Group, Inc.	137,734
728	Travelers Companies, Inc. (The)	111,530
3,044	W R Berkley Corporation	196,582
		1,375,425
	METALS & MINING - 0.7%
8,635	Cleveland-Cliffs, Inc.(a)	116,313
3,448	Freeport-McMoRan, Inc.	94,234
3,773	Teck Resources Ltd., Class B	114,737
		325,284
	OIL & GAS PRODUCERS - 6.5%
5,311	APA Corporation	181,583
2,294	Canadian Natural Resources Ltd.	106,832
18,123	Cenovus Energy, Inc.	278,551
1,369	ConocoPhillips	140,103
806	Continental Resources, Inc.	53,849
4,798	Coterra Energy, Inc.	125,324
1,101	Devon Energy Corporation	66,203

See accompanying notes to financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 27.3% (Continued)
	OIL & GAS PRODUCERS - 6.5% (Continued)
2,535	Diamondback Energy, Inc.	$305,367
1,414	Exxon Mobil Corporation	123,456
2,007	HF Sinclair Corporation	108,057
5,457	Imperial Oil Ltd.	236,124
2,287	Marathon Petroleum Corporation	227,168
4,967	Occidental Petroleum Corporation	305,222
1,342	Phillips 66	108,326
1,065	Pioneer Natural Resources Company	230,604
33,252	Southwestern Energy Company(a)	203,502
1,754	Valero Energy Corporation	187,415
		2,987,686
	RENEWABLE ENERGY - 0.1%
201	Enphase Energy, Inc.(a)	55,771

	RESIDENTIAL REIT - 0.4%
1,296	Mid-America Apartment Communities, Inc.	200,971

	RETAIL - CONSUMER STAPLES - 0.1%
2,477	Albertsons Companies, Inc.	61,578

	RETAIL - DISCRETIONARY - 1.1%
1,460	AutoNation, Inc.(a)	148,730
789	Avis Budget Group, Inc.(a)	117,135
1,730	Bath & Body Works, Inc.	56,398
2,623	Builders FirstSource, Inc.(a)	154,547
3,328	Macy’s, Inc.	52,150
		528,960
	SELF-STORAGE REIT - 1.0%
1,308	Extra Space Storage, Inc.	225,905
823	Public Storage	240,982
		466,887
	SEMICONDUCTORS - 0.2%
303	Advanced Micro Devices, Inc.(a)	19,198
812	Marvell Technology, Inc.	34,843

See accompanying notes to financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 27.3% (Continued)
	SEMICONDUCTORS - 0.2% (Continued)
110	Monolithic Power Systems, Inc.	$39,974
		94,015
	SOFTWARE - 0.6%
183	Bill.com Holdings, Inc.(a)	24,224
694	Datadog, Inc.(a)	61,613
752	Microsoft Corporation	175,141
138	Zscaler, Inc.(a)	22,683
		283,661
	SPECIALTY FINANCE - 0.7%
871	Capital One Financial Corporation	80,280
1,163	Discover Financial Services	105,740
1,816	Fidelity National Financial, Inc.	65,739
2,772	Synchrony Financial	78,143
		329,902
	STEEL - 1.5%
3,737	Nucor Corporation	399,823
2,756	Steel Dynamics, Inc.	195,538
3,887	United States Steel Corporation	70,432
		665,793
	TECHNOLOGY HARDWARE - 1.4%
17,300	Hewlett Packard Enterprise Company	207,254
7,706	HP, Inc.	192,034
1,028	Motorola Solutions, Inc.	230,241
		629,529
	TECHNOLOGY SERVICES - 0.4%
700	Accenture plc, Class A	180,110

	WHOLESALE - CONSUMER STAPLES - 0.6%
3,495	Archer-Daniels-Midland Company	281,173

See accompanying notes to financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 27.3% (Continued)
	WHOLESALE - DISCRETIONARY - 0.2%
2,272	LKQ Corporation	$107,125

	TOTAL COMMON STOCKS (Cost $14,161,456)	12,488,381

	EXCHANGE-TRADED FUNDS — 39.0%
	EQUITY - 10.8%
2,608	Energy Select Sector SPDR Fund	187,828
29,841	Invesco S&P 500 Pure Value ETF	2,084,095
2,928	iShares MSCI Brazil ETF	86,757
2,723	iShares MSCI Chile ETF	65,352
6,076	iShares MSCI Indonesia ETF	141,692
6,419	iShares MSCI Turkey ETF	141,732
15,402	iShares Russell 1000 Value ETF	2,094,518
2,286	Utilities Select Sector SPDR Fund	149,756
		4,951,730
	FIXED INCOME - 28.2%
157,224	iShares 1-3 Year Treasury Bond ETF	12,768,161
2,848	SPDR Blbg Investment Grade Floating Rate ETF	86,294
		12,854,455

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,762,917)	17,806,185

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 14.0%
	U.S. TREASURY BILLS — 14.0%
2,500,000	United States Treasury Bill(b)	0.000	10/20/22	2,497,052
1,000,000	United States Treasury Bill(b)	0.000	10/27/22	998,290
1,500,000	United States Treasury Bill(b)	0.000	07/13/23	1,457,019

See accompanying notes to financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 14.0% (Continued)
	U.S. TREASURY BILLS — 14.0% (Continued)
1,500,000	United States Treasury Bill(b)	0.000	09/07/23	$1,446,000
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $6,398,235)			6,398,361

	TOTAL INVESTMENTS - 80.3% (Cost $39,322,608)			$36,692,927
	OTHER ASSETS IN EXCESS OF LIABILITIES - 19.7%			8,991,260
	NET ASSETS - 100.0%			$45,684,187

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
47	CBOT Corn Future(d)	12/14/2022	$1,591,850	$21,725
22	CBOT Soybean Future(d)	11/14/2022	1,501,225	(62,375)
19	CME Live Cattle Future(d)	12/30/2022	1,117,580	(22,260)
40	Montreal Exchange 3 Month Canadian Bank Acceptance	09/16/2024	6,966,608	(3,237)
33	NYBOT CSC Number 11 World Sugar Future(d)	04/28/2023	626,102	(1,870)
17	NYMEX Henry Hub Natural Gas Futures(d)	11/28/2022	1,201,050	(393,370)
11	NYMEX Henry Hub Natural Gas Futures(d)	02/24/2023	663,080	(150,900)
8	NYMEX Light Sweet Crude Oil Future(d)	02/21/2023	604,560	(69,090)
11	NYMEX NY Harbor ULSD Futures(d)	11/30/2022	1,444,674	(278,141)
5	NYMEX NY Harbor ULSD Futures(d)	02/28/2023	618,723	(70,657)
	TOTAL OPEN LONG FUTURES CONTRACTS			$(1,030,175)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
50	CBOT 10 Year US Treasury Note	12/20/2022	$5,603,127	$272,156
19	CBOT Corn Future(d)	03/14/2023	649,775	(78,363)
14	CBOT Wheat Future(d)	03/14/2023	652,350	(69,163)
38	CBOT Wheat Future(d)	12/14/2022	1,750,825	(196,750)
55	CME Australian Dollar Currency Future	12/19/2022	3,528,525	182,706
52	CME British Pound Currency Future	12/19/2022	3,633,825	121,450
49	CME Canadian Dollar Currency Future	12/20/2022	3,547,355	156,995
30	CME Euro Foreign Exchange Currency Future	12/19/2022	3,698,109	68,891
41	CME Japanese Yen Currency Future	12/19/2022	3,568,794	49,165
10	CME Live Cattle Future(d)	02/28/2023	602,600	13,770
29	CME Swiss Franc Currency Future	12/19/2022	3,702,575	90,96
18	COMEX Copper Future(d)	12/28/2022	1,535,625	120,762
4	COMEX Gold 100 Troy Ounces Future(d)	02/24/2023	673,960	19,880
9	COMEX Gold 100 Troy Ounces Future(d)	12/28/2022	1,504,800	62,370
40	Eurex 10 Year Euro BUND Future	12/08/2022	5,428,319	262,919
47	Long Gilt Future	12/28/2022	5,059,576	692,814

See accompanying notes to financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
62	Montreal Exchange 10 Year Canadian Bond Future	12/19/2022	$5,547,931	$71,801
81	NYBOT CSC Number 11 World Sugar Future(d)	02/28/2023	1,603,929	(3,908)
3	NYMEX Light Sweet Crude Oil Future(d)	11/21/2022	236,160	1,700
13	NYMEX Reformulated Gasoline Blendstock for Oxygen(d)	11/30/2022	1,244,279	13,717
6	TSE Japanese 10 Year Bond Futures	12/13/2022	6,148,000	10,258
	TOTAL OPEN SHORT FUTURES CONTRACTS			$1,864,132

	TOTAL FUTURES CONTRACTS			$833,957

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the ACSSF Fund Limited.

See accompanying notes to financial statements.

ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 92.1%
	BIOTECH & PHARMA - 69.2%
67,000	2seventy bio, Inc.(a)	$974,850
15,000	Agios Pharmaceuticals, Inc.(a)	424,200
500,000	Amarin Corp plc - ADR(a)	545,000
56,000	Amryt Pharma plc - ADR(a)	387,520
159,500	Aurinia Pharmaceuticals, Inc.(a)	1,199,440
70,000	BioCryst Pharmaceuticals, Inc.(a)	882,000
17,000	Celldex Therapeutics, Inc.(a)	477,870
53,000	Coherus Biosciences, Inc.(a)	509,330
68,500	Collegium Pharmaceutical, Inc.(a)	1,097,370
257,500	CytomX Therapeutics, Inc.(a)	373,375
36,000	Dynavax Technologies Corporation(a)	375,840
77,500	Elanco Animal Health, Inc.(a)	961,775
165,000	F-star Therapeutics, Inc.(a)	844,800
30,000	Galapagos N.V. - ADR(a)	1,279,200
13,500	Gilead Sciences, Inc.	832,815
70,000	GSK plc - ADR	2,060,100
30,000	Horizon Therapeutics plc(a)	1,856,700
68,000	Innoviva, Inc.(a)	789,480
3,500	Jazz Pharmaceuticals plc(a)	466,515
43,000	Kiniksa Pharmaceuticals Ltd.(a)	552,120
3,000	Merck & Company, Inc.	258,360
32,500	Molecular Partners A.G. - ADR(a)	217,750
16,000	Morphic Holding, Inc.(a)	452,800
185,000	MorphoSys A.G. - ADR(a)	930,550
215,000	Nuvation Bio, Inc.(a)	481,600
415,000	Puma Biotechnology, Inc.(a)	983,550
5,500	Relmada Therapeutics, Inc.(a)	203,610
55,500	Sanofi - ADR	2,110,110
76,000	Takeda Pharmaceutical Company Ltd. - ADR	985,720
24,500	Taro Pharmaceutical Industries Ltd.(a)	734,510
151,000	TCR2 Therapeutics, Inc.(a)	271,800
2,250	United Therapeutics Corporation(a)	471,105
40,000	Verona Pharma plc - ADR(a)	408,800
139,000	Viatris, Inc.	1,184,280

See accompanying notes to financial statements.

ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 92.1% (Continued)
	BIOTECH & PHARMA - 69.2% (Continued)
35,500	Viridian Therapeutics, Inc.(a)	$728,105
		27,312,950
	CONSUMER SERVICES - 1.7%
107,000	AirSculpt Technologies, Inc.	688,010

	HEALTH CARE FACILITIES & SERVICES - 5.2%
600,000	Aveanna Healthcare Holdings, Inc.(a)	900,000
30,500	Fulgent Genetics, Inc.(a)	1,162,660
		2,062,660
	HOUSEHOLD PRODUCTS - 0.7%
48,000	Haleon plc - ADR(a)	292,320

	MEDICAL EQUIPMENT & DEVICES - 6.8%
12,500	Bausch + Lomb Corporation(a)	191,750
1,700	Bio-Rad Laboratories, Inc., Class A(a)	709,138
27,000	Embecta Corporation	777,330
320,200	Lucira Health, Inc.(a)	339,412
227,500	SomaLogic, Inc.(a)	659,750
		2,677,380
	RETAIL - CONSUMER STAPLES - 4.3%
54,500	Walgreens Boots Alliance, Inc.	1,711,300

	RETAIL - DISCRETIONARY - 3.2%
179,000	PetIQ, Inc.(a)	1,235,100

	TOBACCO & CANNABIS - 1.0%
310,000	Columbia Care, Inc.(a)	387,500

	TOTAL COMMON STOCKS (Cost $48,662,817)	36,367,220

See accompanying notes to financial statements.

ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.0%(b)
	MONEY MARKET FUND - 0.0% (b)
1	Fidelity Government Portfolio Institutional Class, 2.73% (Cost $1)(c)	$1

	TOTAL INVESTMENTS - 92.1% (Cost $48,662,818)	$36,367,221
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.9%	$3,107,174
	NET ASSETS - 100.0%	$39,474,395

ADR	- American Depositary Receipt

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2022.

See accompanying notes to financial statements.

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	CLOSED END FUNDS — 20.7%
	FIXED INCOME - 20.7%
4,700	BlackRock Long-Term Municipal Advantage Trust	$46,248
5,000	BNY Mellon Municipal Bond Infrastructure Fund,	57,150
12,755	Invesco Value Municipal Income Trust	146,810
22,500	MainStay MacKay DefinedTerm Municipal	350,550
16,000	Nuveen AMT-Free Municipal Credit Income Fund	186,720
9,100	Nuveen Municipal Credit Income Fund	103,467
22,550	Nuveen Municipal Credit Opportunities Fund	241,511
24,000	Nuveen Municipal High Income Opportunity Fund	246,720
14,000	PIMCO California Municipal Income Fund II	89,600
15,000	PIMCO Municipal Income Fund	145,500
5,000	PIMCO Municipal Income Fund II	47,650
10,000	PIMCO Municipal Income Fund III	77,100
7,500	Pioneer Municipal High Income Fund, Inc.	61,575
4,500	Putnam Managed Municipal Income Trust	25,380
	TOTAL CLOSED END FUNDS (Cost $2,174,092)	1,825,981

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 70.9%
	APPROPRIATION — 10.9%
100,000	Classic Center Authority for Clarke County	4.1250	05/01/54	86,810
250,000	Pataskala Public Library	5.2500	12/01/52	257,247
300,000	Pontotoc County Educational Facilities Authority	4.0000	09/01/40	268,480
300,000	State of Colorado	6.0000	12/15/41	346,155
				958,692
	CHARTER SCHOOLS — 5.4%
100,000	Clifton Higher Education Finance Corporation	4.2500	08/15/52	91,206
230,000	Colorado Educational & Cultural Facilities	4.0000	07/01/56	187,744
125,000	District of Columbia	5.0000	07/01/52	112,957
100,000	Utah Charter School Finance Authority	4.5000	10/15/52	91,046
				482,953
	CITY — 6.4%
500,000	City of Haltom City TX	4.0000	02/01/47	424,922

See accompanying notes to financial statements.

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 70.9% (Continued)
	CITY — 6.4% (Continued)
100,000	City of Oil City PA	4.0000	12/01/42	$90,882
50,000	City of Waukegan IL	4.0000	12/30/37	47,487
				563,291
	CONTINUING CARE RETIREMENT CTR — 10.9%
200,000	Florida Development Finance Corporation	4.0000	06/01/55	133,771
10,000	Illinois Finance Authority	4.0000	05/15/35	8,461
50,000	Illinois Finance Authority	5.0000	05/15/56	40,375
200,000	Iowa Finance Authority	4.0000	05/15/53	136,290
100,000	Massachusetts Development Finance Agency	5.0000	07/01/56	76,504
100,000	New Hampshire Business Finance Authority	5.0000	07/01/56	77,146
250,000	New Hope Cultural Education Facilities Finance	6.8750	10/01/57	233,363
25,000	Palm Beach County Health Facilities Authority	5.0000	05/15/47	21,746
25,000	South Carolina Jobs-Economic Development Authority	5.0000	11/15/54	21,083
100,000	Tarrant County Cultural Education Facilities	5.0000	11/15/37	101,752
50,000	Tempe Industrial Development Authority	6.1250	10/01/47	43,913
80,000	Wisconsin Health & Educational Facilities	4.0000	07/01/48	63,949
				958,353
	ELECTRICITY AND PUBLIC POWER — 1.4%
25,000	Puerto Rico Electric Power Authority	5.2500	07/01/30	24,748
100,000	Puerto Rico Electric Power Authority	5.2500	07/01/32	98,465
				123,213
	HIGHER EDUCATION — 4.7%
200,000	Colorado Mountain College	4.0000	12/01/51	171,791
200,000	Michigan Finance Authority	4.0000	02/01/42	158,887
100,000	Michigan Finance Authority	5.0000	05/01/46	82,758
				413,436
	HOSPITALS — 4.3%
200,000	Colorado Health Facilities Authority	4.0000	05/15/52	173,579
125,000	Michigan Finance Authority	4.0000	12/01/47	108,986
100,000	Palm Beach County Health Facilities Authority	5.0000	11/01/52	91,808
				374,373
	INCOME TAX FINANCING — 1.0%
100,000	New York City Transitional Finance Authority	4.0000	08/01/48	89,320

See accompanying notes to financial statements.

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 70.9% (Continued)
	MELLO ROOS — 2.7%
250,000	River Islands Public Financing Authority	4.2500	09/01/47	$231,476

	PRIVATE SCHOOLS — 1.0%
100,000	Rhode Island Health and Educational Building	4.0000	10/01/51	84,173

	SCHOOL DISTRICT — 9.0%
185,000	Belton Independent School District	4.0000	02/15/52	171,052
100,000	Crandall Independent School District	4.0000	08/15/52	88,744
500,000	Fowlerville Community Schools	4.0000	05/01/44	437,090
100,000	Ingram Independent School District	4.0000	08/15/47	89,476
				786,362
	STATE — 0.1%
543	Commonwealth of Puerto Rico	5.2500	07/01/23	546
326	Commonwealth of Puerto Rico(a)	0.0000	07/01/24	300
1,086	Commonwealth of Puerto Rico	5.3750	07/01/25	1,097
1,077	Commonwealth of Puerto Rico	5.6250	07/01/27	1,101
1,059	Commonwealth of Puerto Rico	5.6250	07/01/29	1,085
1,029	Commonwealth of Puerto Rico	5.7500	07/01/31	1,051
1,255	Commonwealth of Puerto Rico(a)	0.0000	07/01/33	694
975	Commonwealth of Puerto Rico	4.0000	07/01/33	860
877	Commonwealth of Puerto Rico	4.0000	07/01/35	752
1,023	Commonwealth of Puerto Rico	4.0000	07/01/41	801
4,848	Commonwealth of Puerto Rico(a)	0.0000	11/01/43	2,429
1,064	Commonwealth of Puerto Rico	4.0000	07/01/46	800
				11,516
	STUDENT HOUSING — 1.0%
100,000	Hastings Campus Housing Finance Authority	5.0000	07/01/45	86,446

	TAX INCREMENT FINANCING — 2.4%
250,000	City of McKinney TX	4.1250	08/15/52	214,443

	TOBACCO — 0.2%
25,000	New York Counties Tobacco Trust VI	3.7500	06/01/45	18,589

See accompanying notes to financial statements.

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 70.9% (Continued)
	TOLL ROADS, BRIDGES & TUNNELS — 2.1%
45,000	Puerto Rico Highway & Transportation Authority	5.2500	07/01/32	$44,309
55,000	Puerto Rico Highway & Transportation Authority	5.2500	07/01/33	53,892
50,000	Puerto Rico Highway & Transportation Authority	5.2500	07/01/36	48,961
40,000	Puerto Rico Highway & Transportation Authority	5.2500	07/01/36	39,169
				186,331
	WATER AND SEWER — 7.4%
250,000	City of Brandon SD Water Utility Revenue	5.5000	08/01/52	266,919
250,000	City of Charlotte NC Water & Sewer System Revenue	4.0000	07/01/52	225,306
150,000	Metropolitan St Louis Sewer District	5.2500	05/01/52	161,893
				654,118
	TOTAL MUNICIPAL BONDS (Cost $7,469,066)			6,237,085

	TOTAL INVESTMENTS - 91.6% (Cost $9,643,158)			$8,063,066
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.4%			744,019
	NET ASSETS - 100.0%			$8,807,085

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation
24	CBOT 10 Year US Treasury Note	12/20/2022	$2,689,500	$134,782

	TOTAL FUTURES CONTRACTS

CREDIT DEFAULT SWAPS
Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Implied Credit Spread	Frequency of Payments	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
SOC	Markit CDX North America Investment Grade Index	Buy	1.00%	107.81%	Quarterly	12/20/2027	$201,000	$652	$(927)	$1,579
SOC	Markit CDX North America High Yield Index	Buy	5.00%	608.90%	Quarterly	12/20/2027	1,405,500	56,764	66,481	(9,717)
Net Unrealized Depreciation on Swap Contracts									$65,554	$(8,138)

PLC	- Public Limited Company

SOC	Societe Generale

(a)	Zero coupon bond.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

ALPHACENTRIC STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 43.3%
	HEALTH CARE REIT - 1.8%
11,059	Welltower, Inc. (h)	$711,315

	HOME CONSTRUCTION - 1.4%
3,000	DR Horton, Inc.	202,050
4,867	Lennar Corporation, Class A	362,835
		564,885
	MORTGAGE FINANCE - 8.1%
38,596	AGNC Investment Corporation	324,978
37,500	Annaly Capital Management, Inc.	643,500
133,230	MFA Financial, Inc.	1,036,529
65,000	Starwood Property Trust, Inc.	1,184,301
		3,189,308
	MULTI ASSET CLASS REITS - 1.2%
50,617	iStar, Inc. (h)	468,713

	SPECIALTY FINANCE - 30.8%
128,879	Ellington Financial, Inc. (h)	1,465,354
40,512	Enact Holdings, Inc.	898,151
53,900	MGIC Investment Corporation	690,998
52,740	Mr Cooper Group, Inc.(a) (h)	2,135,970
437,019	New Residential Investment Corporation(h)	3,198,979
362,339	New York Mortgage Trust, Inc. (h)	847,873
35,618	Ocwen Financial Corporation(a)	828,831
31,123	PennyMac Financial Services, Inc.	1,335,177
131,398	Redwood Trust, Inc. (h)	754,225
		12,155,558

	TOTAL COMMON STOCKS (Cost $22,745,948)	17,089,779

See accompanying notes to financial statements.

ALPHACENTRIC STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	PREFERRED STOCKS — 17.0%
	SPECIALTY FINANCE — 17.0%
59,964	AGNC Investment Corporation – Series F(d) (h)	$1,154,907
10,000	Arbor Realty Trust, Inc. – Series E (h)	188,500
20,000	Arbor Realty Trust, Inc. – Series D (h)	388,800
58,126	Arbor Realty Trust, Inc. - Series F (d) (h)	1,215,414
28,308	Chimera Investment Corporation - Series B (d) (h)	498,221
7,881	Chimera Investment Corporation – Series C (d) (h)	128,697
2,252	Chimera Investment Corporation - Series D (d) (h)	38,284
36,754	Granite Point Mortgage Trust, Inc. (d) (h)	744,636
30,000	KKR Real Estate Finance Trust, Inc. (h)	596,400
11,272	MFA Financial, Inc. – Series C (d) (h)	199,289
37,930	New Residential Investment Corporation – Series D (d) (h)	731,290
22,500	New York Mortgage Trust, Inc. Series F (d) (h)	322,875
9,000	Two Harbors Investment Corporation - Series A (d) (h)	162,000
20,472	Two Harbors Investment Corporation – Series C (d) (h)	360,512
	TOTAL PREFERRED STOCKS (Cost $8,653,751)	6,729,825

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 10.3%
	CDO — 1.0%
400,000	GPMT 2019-FL2 Ltd.(b),(c)	US0001M + 2.950%	5.9640	02/22/36	393,346

	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%
56,348	Adjustable Rate Mortgage Trust 2007-1(d)		3.2040	03/25/37	50,703
19,994	Alternative Loan Trust 2003-J2		6.0000	10/25/33	—	(i)
583,412	Alternative Loan Trust 2005-11CB(c)	US0001M + 0.500%	3.5840	06/25/35	446,011
518,944	Alternative Loan Trust 2005-65CB(c)	US0001M + 0.425%	3.5090	12/25/35	356,341
248,080	Alternative Loan Trust 2005-J6(c)	US0001M + 0.500%	3.5840	07/25/35	203,339
549,242	Impac CMB Trust Series 2005-2(c)	US0001M + 0.735%	3.8190	04/25/35	506,643
243,151	Washington Mutual Mortgage Pass-Through(c)	US0001M + 0.160%	3.4040	02/25/37	204,739
					1,767,776
	NON AGENCY CMBS — 2.5%
100,000	COMM 2013-CCRE6 Mortgage Trust(b),(d)		4.2210	03/10/46	87,178
10,000	COMM 2015-DC1 Mortgage Trust(d)		4.4410	02/10/48	9,208
81,000	COMM 2015-LC19 Mortgage Trust(b)		2.8670	02/10/48	69,491

See accompanying notes to financial statements.

ALPHACENTRIC STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 10.3% (Continued)
	NON AGENCY CMBS — 2.5% (Continued)
33,371	CSAIL 2016-C5 Commercial Mortgage Trust(d)		4.7980	11/15/48	$30,664
45,000	JPMBB Commercial Mortgage Securities Trust(d)		4.3730	07/15/48	41,582
10,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 C(d)		4.2800	10/15/48	9,182
6,742,921	JPMBB Commercial Mortgage Securities Trust(d),(e)		1.2860	11/15/48	132,202
15,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 C(d)		4.9140	10/15/46	14,203
17,233	Morgan Stanley Bank of America Merrill Lynch Trust(d)		4.4760	05/15/48	15,833
25,000	Wells Fargo Commercial Mortgage Trust 2015-C27(d)		4.1390	02/15/48	22,767
75,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1(d)		4.2870	05/15/48	65,622
100,000	Wells Fargo Commercial Mortgage Trust 2016-NXS6		3.8110	11/15/49	89,487
270,000	WFRBS Commercial Mortgage Trust 2013-C15(d)		4.6710	08/15/46	256,705
160,000	WFRBS Commercial Mortgage Trust 2013-C15(d)		4.6710	08/15/46	141,138
15,000	WFRBS Commercial Mortgage Trust 2014-C24(d)		4.2040	11/15/47	13,713
					998,975
	RESIDENTIAL MORTGAGE — 2.3%
166,470	Credit-Based Asset Servicing and Securitization,(f)		6.0450	08/25/32	123,333
482,700	Ellington Loan Acquisition Trust 2007-2(b),(c)	US0001M + 1.700%	4.7840	05/25/37	329,935
374,274	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE3(c)	US0001M + 1.110%	4.1940	07/25/35	275,595
159,456	Park Place Securities Inc Asset-Backed(c)	US0001M + 1.650%	4.7340	12/25/34	163,418
					892,281
	TOTAL ASSET BACKED SECURITIES (Cost $4,222,974)				4,052,378

	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
	CMBS — 1.8%
1,410,000	Fannie Mae-Aces(d),(e)		0.4130	06/25/24	6,347
1,000,000	Freddie Mac Multifamily Structured Pass Through(d),(e)		2.7190	01/25/49	161,546
324,782	Government National Mortgage Association(d),(e)		0.3220	10/16/56	10,465
229,533	Government National Mortgage Association(d),(e)		0.6860	12/16/56	8,704
998,105	Government National Mortgage Association(d),(e)		0.4440	11/01/57	32,529
4,839,653	Government National Mortgage Association(d),(e)		0.6540	09/16/59	198,083
2,108,421	Government National Mortgage Association(d),(e)		1.2720	09/16/60	182,406
1,759,263	Government National Mortgage Association(d),(e)		0.9450	02/16/61	109,921
337,277	Government National Mortgage Association(d),(e)		0.6640	08/16/61	20,940
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,103,728)				730,941

See accompanying notes to financial statements.

ALPHACENTRIC STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal		Coupon
Amount ($)		Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 5.8%
	ASSET MANAGEMENT — 2.4%
1,124,000	RWT Holdings, Inc.	5.7500	10/01/25	$966,078

	SPECIALTY FINANCE — 3.4%
275,000	MFA Financial, Inc.	6.2500	06/15/24	239,910
584,000	PennyMac Corporation	5.5000	11/01/24	548,595
640,000	Two Harbors Investment Corporation	6.2500	01/15/26	535,616
				1,324,121
	TOTAL CONVERTIBLE BONDS (Cost $2,580,110)			2,290,199

	CORPORATE BONDS — 9.9%
	SPECIALTY FINANCE — 9.9%
250,000	Nationstar Mortgage Holdings, Inc.(b)	5.5000	08/15/28	196,644
1,989,000	New Residential Investment Corporation(b)	6.2500	10/15/25	1,687,915
390,000	PennyMac Financial Services, Inc.(b)	5.3750	10/15/25	333,930
1,664,000	PHH Mortgage Corporation(b)	7.8750	03/15/26	1,449,873
280,000	United Wholesale Mortgage, LLC(b)	5.5000	11/15/25	244,636
	TOTAL CORPORATE BONDS (Cost $4,428,326)			3,912,998

See accompanying notes to financial statements.

ALPHACENTRIC STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value

	SHORT-TERM INVESTMENT — 5.8%
	MONEY MARKET FUND - 5.8%
2,284,275	First American Government Obligations Fund, Class U, 2.79% (Cost $2,284,275)(g)	$2,284,275

	TOTAL INVESTMENTS - 93.9% (Cost $46,019,112)	$37,090,395
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.1%	2,423,558
	NET ASSETS - 100.0%	$39,513,953

LLC	- Limited Liability Company

LTD	- Limited Company

REIT	- Real Estate Investment Trust

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022 the total market value of 144A securities is $4,792,948 or 12.1% of net assets.

(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Variable rate security; the rate shown represents the rate on September 30, 2022.

(e)	Interest only securities.

(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2022.

(g)	Rate disclosed is the seven day effective yield as of September 30, 2022.

(h)	REIT – Real Estate Investment Trust.

(i)	Less than $1.

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2022

							AlphaCentric
	AlphaCentric Income		AlphaCentric Premium		AlphaCentric Robotics		Symmetry Strategy
	Opportunities Fund		Opportunity Fund		and Automation Fund		Fund (Consolidated)
ASSETS
Investment securities:
Investments, at cost	$765,650,052		$97,984,526		$38,457,718		$39,322,608
Investments, at value (including collateral for loaned securities)	$971,838,598		$97,268,498		$32,734,036		$36,692,927
Cash & Cash Equivalents	—		16,217,315		792,799		5,695,168
Deposit with brokers for futures and swaps	—		14,081,300		—		2,309,912
Receivable for securities sold	15,512,987		—		—		67,619
Receivable for Fund shares sold	24,325		31,550		10,921		195,377
Dividends and interest receivable	894,000		86,856		93,373		33,861
Unrealized appreciation on open futures contracts	—		—		—		2,234,041
Foreign Rec - FX Unrealized	—		—		—		1,010
Prepaid expenses and other assets	68,161		56,931		57,444		23,347
TOTAL ASSETS	988,338,071		127,742,450		33,688,573		47,253,262

LIABILITIES
Options Written (Proceeds $806,007)	—		49,613		—		—
Payable upon return of line of credit	38,813,000		—		—		—
Payable for investments purchased	—		—		—		74,058
Payable upon return of securities loaned	—		—		5,128,575		—
Due to Custodian	5,548,851		—		—		—
Unrealized depreciation on open futures contracts	—		3,194,176		—		1,400,084
Payable for Fund shares repurchased	5,037,839		439,894		6,496		100
Management fees payable	1,005,837		179,099		16,716		45,646
Distribution (12b-1) fees payable	36,751		—		1,692		169
Fees payable to other related parties	30,478		4,261		969		799
Administration fees payable	50,434		7,756		1,725		2,314
Accrued expenses and other liabilities	111,100		3,283		14,513		45,905
TOTAL LIABILITIES	50,634,290		3,878,082		5,170,686		1,569,075
NET ASSETS	$937,703,781		$123,864,368		$28,517,887		$45,684,187

Composition of Net Assets:
Paid in capital	$1,174,630,966		$144,360,133		$34,038,262		$43,161,600
Accumulated income (loss)	(236,927,185)		(20,495,765)		(5,520,375)		2,522,587
NET ASSETS	$937,703,781		$123,864,368		$28,517,887		$45,684,187

Net Asset Value Per Share:
Class A Shares (IOFAX, HMXAX, GNXAX, SYMAX):
Net Assets	$62,307,705		$6,749,449		$3,798,820		$506,574
Shares of beneficial interest outstanding (a)	6,655,860		299,364		361,939		39,963
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.36		$22.55		$10.50	(d)	$12.68

Maximum offering price per share	$9.83	(c)	$23.93	(b)	$11.14	(b)(d)	$13.45	(b)

Class C Shares (IOFCX, HMXCX, GNXCX, SYMCX):
Net Assets	$60,489,006		$2,398,200		$706,865		$514,534
Shares of beneficial interest outstanding (a)	6,488,569		110,770		70,212		41,135
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$9.32		$21.65		$10.07	(d)	$12.51

Class I Shares (IOFIX, HMXIX, GNXIX, SYMIX):
Net Assets	$814,907,070		$114,716,719		$24,012,202		$44,663,079
Shares of beneficial interest outstanding (a)	86,951,733		4,976,895		2,254,619		3,521,722
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$9.37		$23.05		$10.65		$12.68

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Net asset value plus maximum sales charge of 5.75%

(c)	Net asset value plus maximum sales charge of 4.75%

(d)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on September 30, 2022 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
September 30, 2022

			AlphaCentric SWBC
	AlphaCentric LifeSci		Municipal Opportunities		AlphaCentric Strategic
	Healthcare Fund		Fund		Income Fund
ASSETS
Investment securities:
Investments, at cost	$48,662,818		$9,643,158		$46,019,112
Investments, at value	$36,367,221		$8,063,066		$37,090,395
Cash & Cash Equivalents	3,112,824		213,646		1,971,916
Foreign currency (Cost $35,207)	34,770		—		—
Deposit with brokers for futures and swaps	—		309,141		—
Upfront payment on swap	—		65,554		—
Receivable for securities sold	301,867		—		—
Receivable for Fund shares sold	12,406		—		—
Dividends and interest receivable	47,781		86,213		403,842
Amount due from Manager	—		3,753		—
Unrealized appreciation on open futures contracts	—		134,782		—
Prepaid expenses and other assets	25,418		15,553		86,249
Unrealized appreciation on swap contracts	—		1,579		—
TOTAL ASSETS	39,902,287		8,893,287		39,552,402

LIABILITIES
Payable for investments purchased	379,737		—		—
Unrealized depreciation on swap contracts	—		9,717		—
Payable for Fund shares repurchased	11,572		70,455		—
Management fees payable	29,758		—		31,128
Distribution (12b-1) fees payable	—		1,463		—
Fees payable to other related parties	867		498		1,379
Administration fees payable	2,123		420		1,979
Accrued expenses and other liabilities	3,835		3,649		3,963
TOTAL LIABILITIES	427,892		86,202		38,449
NET ASSETS	$39,474,395		$8,807,085		$39,513,953

Composition of Net Assets:
Paid in capital	$49,308,553		$11,463,199		$48,412,144
Accumulated loss	(9,834,158)		(2,656,114)		(8,898,191)
NET ASSETS	$39,474,395		$8,807,085		$39,513,953

Net Asset Value Per Share:
Class A Shares (LYFAX,MUNAX,SIIAX):
Net Assets	$1,898,007		$1,956,593		$216,295
Shares of beneficial interest outstanding (a)	164,906		242,559		15,307
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.51		$8.07		$14.13

Maximum offering price per share	$12.21	(b)	$8.47	(c)	$14.83	(c)

Class C Shares (LYFCX,MUNCX,SIICX):
Net Assets	$349,874		$410,478		$810,497
Shares of beneficial interest outstanding (a)	30,666		50,890		57,462
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$11.41		$8.07		$14.11

Class I Shares (LYFIX,MUNIX, SIIIX):
Net Assets	$37,226,514		$6,440,014		$38,487,161
Shares of beneficial interest outstanding (a)	3,221,795		798,355		2,718,861
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$11.55		$8.07		$14.16

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Net asset value plus maximum sales charge of 5.75%

(c)	Net asset value plus maximum sales charge of 4.75%

(d)	The Net Asset Value (“NAV”) shown above differs from the traded NAV on September 30, 2022 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2022

		AlphaCentric		AlphaCentric
		Premium	AlphaCentric	Symmetry Strategy
	AlphaCentric Income	Opportunity	Robotics and	Fund
	Opportunities Fund	Fund	Automation Fund	(Consolidated)
INVESTMENT INCOME
Dividends (ARAF and ASSF: Net of tax witholding of $18,001 and $1,410, respectively)	$—	$—	$140,670	$284,358
Interest	27,291,727	851,020	6,042	69,813
Securities lending income	—	—	133,965	—
TOTAL INVESTMENT INCOME	27,291,727	851,020	280,677	354,171

EXPENSES
Management fees	10,945,534	1,312,664	204,997	284,156
Distribution (12b-1) fees:
Class A	114,309	8,102	5,752	344
Class C	385,631	14,446	4,805	761
Line of credit fees	808,868	—	—	—
Shareholder servicing fees	592,497	89,716	8,688	2,512
Administrative fees	332,811	35,269	15,670	17,775
Printing and postage expenses	298,997	10,026	6,541	1,504
Management service fees	223,278	23,080	5,050	6,513
Registration fees	100,275	32,589	27,574	2,507
Custodian fees	99,168	5,836	6,617	30,746
Insurance expense	56,917	2,858	611	452
Compliance officer fees	44,033	5,907	6,326	5,097
Audit fees	27,892	7,069	8,323	8,023
Legal fees	13,806	8,041	14,046	11,531
Trustees fees and expenses	7,020	7,020	6,998	7,062
Other expenses	2,933	1,512	1,329	1,830
TOTAL EXPENSES	14,053,969	1,564,135	323,327	380,813

Less: Fees waived by the Manager	(1,935,428)	(51,815)	(83,622)	(42,453)
NET EXPENSES	12,118,541	1,512,320	239,705	338,360

NET INVESTMENT INCOME (LOSS)	15,173,186	(661,300)	40,972	15,811

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	127,445,401	(592,180)	(1,214,280)	(924,584)
Foreign Currencies Translation	—	—	(16,906)	(58,130)
Futures Contracts	—	(8,969,581)	—	4,394,203
Swap Contracts	—	—	—	(588)
Options Written	—	(66,923)	—	—
	127,445,401	(9,628,684)	(1,231,186)	3,410,901
Net change in unrealized appreciation (depreciation) on:
Investments	(455,668,010)	(781,061)	(8,496,474)	(3,010,550)
Investments, affiliated companies	—	—	—	—
Foreign Currencies Translation	—	—	(3,638)	11,895
Futures Contracts	—	(5,970,233)	—	(901,155)
Options Written	—	657,644	—	—
	(455,668,010)	(6,093,650)	(8,500,112)	(3,899,810)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(328,222,609)	(15,722,334)	(9,731,298)	(488,909)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(313,049,423)	$(16,383,634)	$(9,690,326)	$(473,098)

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF OPERATIONS (Unaudited)(Continued)
For the Six Months Ended September 30, 2022

		AlphaCentric
	AlphaCentric	SWBC Municipal	AlphaCentric
	LifeSci Healthcare	Opportunities	Strategic Income
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (ALHF : Net of tax witholding of $3,703)	$132,614	$132,630	$1,062,200
Interest	27,843	109,693	371,035
TOTAL INVESTMENT INCOME	160,457	242,323	1,433,235

EXPENSES
Management fees	226,023	47,288	341,790
Distribution (12b-1) fees:
Class A	2,318	2,671	298
Class C	1,621	2,252	3,686
Registration fees	27,574	10,027	32,589
Administrative fees	13,865	14,869	23,118
Shareholder servicing fees	12,365	5,561	8,841
Legal fees	10,026	10,027	10,270
Trustees fees and expenses	7,020	7,020	7,020
Audit fees	6,769	8,825	9,058
Compliance officer fees	6,248	7,253	6,400
MFund service fees	5,605	1,458	7,023
Custodian fees	4,477	2,900	2,209
Printing and postage expenses	3,522	1,504	4,140
Insurance expense	501	161	375
Line of Credit fees	121	62	—
Other expenses	1,361	1,329	1,329
TOTAL EXPENSES	329,416	123,207	458,146

Less: Fees waived/reimbursed by the Manager	(71,904)	(59,116)	(114,895)
NET EXPENSES	257,512	64,091	343,251

NET INVESTMENT INCOME (LOSS)	(97,055)	178,232	1,089,984

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	2,861,702	(636,968)	272,815
Futures Contracts	—	180,006	—
Swap Contracts	—	40,496	—
	2,861,702	(416,466)	272,815
Net change in unrealized appreciation (depreciation) on:
Investments	(8,823,793)	(1,058,799)	(9,771,107)
Futures Contracts	—	61,094	—
Foreign Currency Translations	(73)	—	—
Swap Contracts	—	12,348	—
	(8,823,866)	(985,357)	(9,771,107)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(5,962,164)	(1,401,823)	(9,498,292)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,059,219)	$(1,223,591)	$(8,408,308)

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2022	Year Ended
	(Unaudited)	March 31, 2022
FROM OPERATIONS
Net investment income	$15,173,186	$50,712,684
Net realized gain from investments	127,445,401	160,502,870
Net change in unrealized depreciation on investments	(455,668,010)	(15,874,100)
Net increase (decrease) in net assets resulting from operations	(313,049,423)	195,341,454

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A (IOFAX)	—	(3,782,235)
Class C (IOFCX)	—	(1,474,662)
Class I (IOFIX)	—	(63,332,083)
From net investment income:
Class A (IOFAX)	(1,874,183)	(4,804,498)
Class C (IOFCX)	(1,382,637)	(2,033,592)
Class I (IOFIX)	(27,657,372)	(79,840,006)
Total distributions to shareholders	(30,914,192)	(155,267,076)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (IOFAX)	6,321,756	64,473,656
Class C (IOFCX)	641,221	12,236,618
Class I (IOFIX)	158,806,784	1,376,077,978
Net asset value of shares issued in reinvestment of distributions:
Class A (IOFAX)	1,697,131	7,379,266
Class C (IOFCX)	1,300,371	3,177,323
Class I (IOFIX)	21,987,140	109,862,661
Payments for shares repurchased:
Class A (IOFAX)	(70,319,275)	(149,913,206)
Class C (IOFCX)	(25,393,866)	(33,584,028)
Class I (IOFIX)	(1,249,648,261)	(2,649,315,832)
Net decrease in net assets from shares of beneficial interest	(1,154,606,999)	(1,259,605,564)

TOTAL DECREASE IN NET ASSETS	(1,498,570,614)	(1,219,531,186)

NET ASSETS
Beginning of Period	2,436,274,395	3,655,805,581
End of Period	$937,703,781	$2,436,274,395

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	September 30, 2022	Year Ended
	(Unaudited)	March 31, 2022
SHARE ACTIVITY
Class A (IOFAX):
Shares Sold	628,110	5,423,079
Shares Reinvested	169,109	621,141
Shares Repurchased	(6,876,415)	(12,610,894)
Net decrease in shares of beneficial interest outstanding	(6,079,196)	(6,566,674)

Class C (IOFCX):
Shares Sold	59,956	1,029,781
Shares Reinvested	131,224	268,738
Shares Repurchased	(2,519,888)	(2,835,895)
Net decrease in shares of beneficial interest outstanding	(2,328,708)	(1,537,376)

Class I (IOFIX):
Shares Sold	15,476,311	115,474,277
Shares Reinvested	2,187,013	9,231,089
Shares Repurchased	(121,193,754)	(222,183,374)
Net decrease in shares of beneficial interest outstanding	(103,530,430)	(97,478,008)

See accompanying notes to financial statements.

AlphaCentric Premium Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2022	Year Ended
	(Unaudited)	March 31, 2022
FROM OPERATIONS
Net investment loss	$(661,300)	$(3,379,768)
Net realized gain (loss) from investments, options contracts, foreign currency translations, shorts and futures	(9,628,684)	2,363,871
Net change in unrealized appreciation (depreciation) on investments, options contracts, foreign currency translations, shorts and futures	(6,093,650)	2,253,242
Net increase (decrease) in net assets resulting from operations	(16,383,634)	1,237,345

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A (HMXAX)	—	(420,303)
Class C (HMXCX)	—	(219,715)
Class I (HMXIX)	—	(9,230,648)
Total distributions to shareholders	—	(9,870,666)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (HMXAX)	1,874,513	7,524,097
Class C (HMXCX)	232,507	2,727,243
Class I (HMXIX)	24,162,663	167,873,434
Net asset value of shares issued in reinvestment of distributions:
Class A (HMXAX)	—	376,537
Class C (HMXCX)	—	188,104
Class I (HMXIX)	—	7,988,900
Payments for shares repurchased:
Class A (HMXAX)	(596,960)	(7,801,947)
Class C (HMXCX)	(1,144,060)	(1,153,336)
Class I (HMXIX)	(61,805,162)	(93,589,369)
Net increase (decrease) in net assets from shares of beneficial interest	(37,276,499)	84,133,663

TOTAL INCREASE (DECREASE) IN NET ASSETS	(53,660,133)	75,500,342

NET ASSETS
Beginning of Period	177,524,501	102,024,159
End of Period	$123,864,368	$177,524,501

SHARE ACTIVITY
Class A (HMXAX):
Shares Sold	78,953	287,417
Shares Reinvested	—	14,640
Shares Repurchased	(25,641)	(306,216)
Net increase (decrease) in shares of beneficial interest outstanding	53,312	(4,159)

Class C (HMXCX):
Shares Sold	10,178	107,345
Shares Reinvested	—	7,573
Shares Repurchased	(50,076)	(47,085)
Net increase (decrease) in shares of beneficial interest outstanding	(39,898)	67,833

Class I (HMXIX):
Shares Sold	986,135	6,270,536
Shares Reinvested	—	304,455
Shares Repurchased	(2,540,983)	(3,604,643)
Net increase (decrease) in shares of beneficial interest outstanding	(1,554,848)	2,970,348

See accompanying notes to financial statements.

AlphaCentric Robotics and Automation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2022	Year Ended
	(Unaudited)	March 31, 2022
FROM OPERATIONS
Net investment income (loss)	$40,972	$(306,923)
Net realized gain (loss) from investments and foreign currency translations	(1,231,186)	4,690,409
Net change in unrealized depreciation on investments and foreign currency translations	(8,500,112)	(11,179,156)
Net decrease in net assets resulting from operations	(9,690,326)	(6,795,670)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A (GNXAX)	—	(309,155)
Class C (GNXCX)	—	(65,619)
Class I (GNXIX)	—	(1,624,050)
Total distributions to shareholders	—	(1,998,824)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (GNXAX)	107,264	1,312,845
Class C (GNXCX)	8,020	330,877
Class I (GNXIX)	5,283,947	11,826,632
Net asset value of shares issued in reinvestment of distributions:
Class A (GNXAX)	—	284,881
Class C (GNXCX)	—	63,879
Class I (GNXIX)	—	1,381,459
Payments for shares repurchased:
Class A (GNXAX)	(779,125)	(2,202,005)
Class C (GNXCX)	(269,070)	(103,439)
Class I (GNXIX)	(5,542,550)	(8,508,309)
Net increase (decrease) in net assets from shares of beneficial interest	(1,191,514)	4,386,820

TOTAL DECREASE IN NET ASSETS	(10,881,840)	(4,407,674)

NET ASSETS
Beginning of Period	39,399,727	43,807,401
End of Period	$28,517,887	$39,399,727

SHARE ACTIVITY
Class A (GNXAX):
Shares Sold	9,277	77,762
Shares Reinvested	—	17,049
Shares Repurchased	(65,827)	(133,382)
Net decrease in shares of beneficial interest outstanding	(56,550)	(38,571)

Class C (GNXCX):
Shares Sold	669	19,948
Shares Reinvested	—	3,960
Shares Repurchased	(23,890)	(6,410)
Net increase (decrease) in shares of beneficial interest outstanding	(23,221)	17,498

Class I (GNXIX):
Shares Sold	439,937	684,024
Shares Reinvested	—	81,598
Shares Repurchased	(463,473)	(504,240)
Net increase (decrease) in shares of beneficial interest outstanding	(23,536)	261,382

See accompanying notes to financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2022	Year Ended
	(Unaudited)	March 31, 2022
FROM OPERATIONS
Net investment income (loss)	$15,811	$(128,025)
Net realized gain from investments, futures, swaps and foreign currencies translation	3,410,901	7,515,869
Net change in unrealized depreciation on investments, foreign currency translations, futures contracts and swap contracts	(3,899,810)	(3,209,213)
Net increase (decrease) in net assets resulting from operations	(473,098)	4,178,631

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A (SYMAX)	—	(360)
Class I (SYMIX)	—	(82,940)
Total distributions to shareholders	—	(83,300)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (SYMAX)	381,966	199,062
Class C (SYMCX)	511,469	8,000
Class I (SYMIX)	11,404,963	1,991,981
Net asset value of shares issued in reinvestment of distributions:
Class A (SYMAX)	—	358
Class I (SYMIX)	—	78,431
Payments for shares repurchased:
Class A (SYMAX)	(87,122)	—
Class I (SYMIX)	(1,171,578)	(7,876,787)
Net increase (decrease) in net assets from shares of beneficial interest	11,039,698	(5,598,955)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,566,600	(1,503,624)

NET ASSETS
Beginning of Period	35,117,587	36,621,211
End of Period	$45,684,187	$35,117,587

SHARE ACTIVITY
Class A (SYMAX):
Shares Sold	30,127	16,417
Shares Reinvested	—	30
Shares Repurchased	(6,700)	—
Net increase in shares of beneficial interest outstanding	23,427	16,447

Class C (SYMCX):
Shares Sold	40,413	633
Net increase in shares of beneficial interest outstanding	40,413	633

Class I (SYMIX):
Shares Sold	875,936	167,122
Shares Reinvested	—	6,608
Shares Repurchased	(91,265)	(638,514)
Net increase (decrease) in shares of beneficial interest outstanding	784,671	(464,784)

See accompanying notes to financial statements.

AlphaCentric LifeSci Healthcare Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2022	Year Ended
	(Unaudited)	March 31, 2022
FROM OPERATIONS
Net investment loss	$(97,055)	$(404,269)
Net realized gain from investments	2,861,702	2,448,141
Net change in unrealized depreciation on investments	(8,823,866)	(3,581,565)
Net decrease in net assets resulting from operations	(6,059,219)	(1,537,693)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A (LYFAX)	—	(196,257)
Class C (LYFCX)	—	(28,628)
Class I (LYFIX)	—	(3,806,307)
Total distributions to shareholders	—	(4,031,192)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (LYFAX)	808,293	1,192,922
Class C (LYFCX)	106,331	239,841
Class I (LYFIX)	19,803,996	23,341,758
Net asset value of shares issued in reinvestment of distributions:
Class A (LYFAX)	—	148,921
Class C (LYFCX)	—	28,628
Class I (LYFIX)	—	3,316,270
Payments for shares repurchased:
Class A (LYFAX)	(452,504)	(604,108)
Class C (LYFCX)	(3,785)	(140,652)
Class I (LYFIX)	(6,328,775)	(18,274,074)
Net increase in net assets from shares of beneficial interest	13,933,556	9,249,506

TOTAL INCREASE IN NET ASSETS	7,874,337	3,680,621

NET ASSETS
Beginning of Period	31,600,058	27,919,437
End of Period	$39,474,395	$31,600,058

SHARE ACTIVITY
Class A (LYFAX):
Shares Sold	66,645	82,652
Shares Reinvested	—	11,810
Shares Repurchased	(37,387)	(42,348)
Net increase in shares of beneficial interest outstanding	29,258	52,114

Class C (LYFCX):
Shares Sold	8,331	16,524
Shares Reinvested	—	2,276
Shares Repurchased	(312)	(10,031)
Net increase in shares of beneficial interest outstanding	8,019	8,769

Class I (LYFIX):
Shares Sold	1,571,877	1,567,650
Shares Reinvested	—	262,363
Shares Repurchased	(547,438)	(1,325,795)
Net increase in shares of beneficial interest outstanding	1,024,439	504,218

See accompanying notes to financial statements.

AlphaCentric SWBC Municipal Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2022	Year Ended
	(Unaudited)	March 31, 2022
FROM OPERATIONS
Net investment income	$178,232	$178,939
Net realized loss from investments, futures and swaps	(416,466)	(726,866)
Net change in unrealized depreciation on investments, futures contracts and swap contracts	(985,357)	(480,046)
Net decrease in net assets resulting from operations	(1,223,591)	(1,027,973)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A (MUNAX)	(29,800)	(45,088)
Class C (MUNCX)	(4,602)	(10,080)
Class I (MUNIX)	(105,655)	(165,815)
Total distributions to shareholders	(140,057)	(220,983)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (MUNAX)	69,859	2,147,116
Class C (MUNCX)	—	306,350
Class I (MUNIX)	1,777,099	9,631,830
Net asset value of shares issued in reinvestment of distributions:
Class A (MUNAX)	27,271	42,041
Class C (MUNCX)	3,086	8,359
Class I (MUNIX)	66,314	118,184
Payments for shares repurchased:
Class A (MUNAX)	—	(51,061)
Class I (MUNIX)	(667,564)	(3,677,873)
Net increase in net assets from shares of beneficial interest	1,276,065	8,524,946

TOTAL INCREASE IN NET ASSETS	(87,583)	7,275,990

NET ASSETS
Beginning of Period	8,894,668	1,618,678
End of Period	$8,807,085	$8,894,668

SHARE ACTIVITY
Class A (MUNAX):
Shares Sold	7,376	204,648
Shares Reinvested	3,110	4,093
Shares Repurchased	—	(4,808)
Net increase in shares of beneficial interest outstanding	10,486	203,933

Class C (MUNCX):
Shares Sold	—	28,966
Shares Reinvested	352	803
Net increase in shares of beneficial interest outstanding	352	29,769

Class I (MUNIX):
Shares Sold	198,777	920,927
Shares Reinvested	7,562	11,488
Shares Repurchased	(76,248)	(367,285)
Net increase in shares of beneficial interest outstanding	130,091	565,130

See accompanying notes to financial statements.

AlphaCentric Strategic Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2022	Period Ended
	(Unaudited)	March 31, 2022 *
FROM OPERATIONS
Net investment income	$1,089,984	$475,968
Net realized gain from investments	272,815	649,744
Net change in unrealized depreciation on investments	(9,771,107)	(1,527,950)
Net decrease in net assets resulting from operations	(8,408,308)	(402,238)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A (SIIAX)	—	(867)
Class C (SIICX)	—	(1,510)
Class I (SIIIX)	—	(164,401)
Total distributions paid:
Class A (SIIAX)	(6,720)	(2,139)
Class C (SIICX)	(19,457)	(7,083)
Class I (SIIIX)	(1,306,096)	(1,149,038)
Total distributions to shareholders	(1,332,273)	(1,325,038)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (SIIAX)	19,500	299,840
Class C (SIICX)	427,798	572,300
Class I (SIIIX)	7,816,771	50,299,941
Net asset value of shares issued in reinvestment of distributions:
Class A (SIIAX)	6,720	3,006
Class C (SIICX)	18,786	7,997
Class I (SIIIX)	866,503	1,067,474
Payments for shares repurchased:
Class A (SIIAX)	(3,240)	(49,111)
Class C (SIICX)	(44,618)	(176)
Class I (SIIIX)	(6,201,175)	(4,126,506)
Net increase in net assets from shares of beneficial interest	2,907,045	48,074,765

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,833,536)	46,347,489

NET ASSETS
Beginning of Period	46,347,489	—
End of Period	$39,513,953	$46,347,489

SHARE ACTIVITY
Class A (SIIAX):
Shares Sold	1,163	16,470
Shares Reinvested	420	167
Shares Repurchased	(205)	(2,708)
Net increase in shares of beneficial interest outstanding	1,378	13,929

Class C (SIICX):
Shares Sold	27,236	31,471
Shares Reinvested	1,186	441
Shares Repurchased	(2,862)	(10)
Net increase in shares of beneficial interest outstanding	25,560	31,902

Class I (SIIIX):
Shares Sold	467,046	2,741,560
Shares Reinvested	54,076	58,365
Shares Repurchased	(376,768)	(225,418)
Net increase in shares of beneficial interest outstanding	144,354	2,574,507

*	AlphaCentric Strategic Income Fund Class A, Class C and Class I commenced operations on May 28, 2021.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2022		March 31,		March 31,		March 31,		March 31,		March 31,
Class A (IOFAX)	(Unaudited)		2022		2021		2020		2019		2018
Net asset value, beginning of period	$11.48		$11.50		$8.15		$12.28		$12.23		$11.46
Activity from investment operations:
Net investment income (1)	0.09		0.13		0.19		0.46		0.56		0.58
Net realized and unrealized gain (loss) on investments	(1.99)		0.30		3.62		(4.02)		0.08		0.76
Total from investment operations	(1.90)		0.43		3.81		(3.56)		0.64		1.34
Less distributions from:
Net investment income	(0.22)		(0.26)		(0.21)		(0.48)		(0.57)		(0.57)
Return of capital	—		(0.19)		(0.25)		(0.09)		(0.02)		—
Total distributions	(0.22)		(0.45)		(0.46)		(0.57)		(0.59)		(0.57)
Net asset value, end of period	$9.36		$11.48		$11.50		$8.15		$12.28		$12.23
Total return (2)(5)	(16.58)%		3.68%		47.64%		(30.45)%		5.31%		11.91%
Net assets, at end of period (000s)	$62,308		$146,192		$221,961		$152,646		$334,481		$293,712
Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	2.12	% (12)	1.95	% (11)	1.97	% (10)	1.93	% (9)	1.92	% (8)	1.97	% (7)
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	1.85	% (12)	1.76	% (11)	1.75	% (10)	1.75	% (9)	1.75	% (8)	1.77	% (7)
Ratio of net investment income to average net assets (4)(6)	1.91%		1.09%		1.83%		3.67%		4.56%		4.79%
Portfolio Turnover Rate (5)	0%		14%		3%		54%		33%		31%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes 0.03% for the year ended March 31, 2018 attributed to line of credit fees which are not subject to waiver by the manager.

(8)	Includes 0.01% for the year ended March 31, 2019 attributed to line of credit fees which are not subject to waiver by the manager.

(9)	Includes 0.01% for the year ended March 31, 2020 attributed to line of credit fees which are not subject to waiver by the manager.

(10)	Includes 0.01% for the year ended March 31, 2021 attributed to line of credit fees and deemed extraordinary expenses which are not subject to waiver by the manager.

(11)	Includes 0.02% for the year ended March 31, 2022 attributed to line of credit fees and deemed extraordinary expenses which are not subject to waiver by the manager.

(12)	Includes 0.11% for the six months ended September 30, 2022 attributed to line of credit fees and deemed extraordinary expenses which are not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2022		March 31,		March 31,		March 31,		March 31,		March 31,
Class C (IOFCX)	(Unaudited)		2022		2021		2020		2019		2018
Net asset value, beginning of period	$11.43		$11.45		$8.12		$12.24		$12.20		$11.43
Activity from investment operations:
Net investment income (1)	0.06		0.04		0.11		0.37		0.47		0.49
Net realized and unrealized gain (loss) on investments	(1.98)		0.30		3.61		(4.01)		0.07		0.77
Total from investment operations	(1.92)		0.34		3.72		(3.64)		0.54		1.26
Less distributions from:
Net investment income	(0.19)		(0.21)		(0.14)		(0.41)		(0.48)		(0.49)
Return of capital	—		(0.15)		(0.25)		(0.07)		(0.02)		—
Total distributions	(0.19)		(0.36)		(0.39)		(0.48)		(0.50)		(0.49)
Net asset value, end of period	$9.32		$11.43		$11.45		$8.12		$12.24		$12.20
Total return (2)(5)	(16.89)%		2.92%		46.47%		(30.98)%		4.50%		11.17	% (7)
Net assets, at end of period (000s)	$60,489		$100,794		$118,599		$87,724		$98,682		$56,959
Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	2.87	% (13)	2.71	% (12)	2.72	% (11)	2.68	% (10)	2.68	% (9)	2.72	% (8)
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	2.60	% (13)	2.51	% (12)	2.50	% (11)	2.50	% (10)	2.50	% (9)	2.52	% (8)
Ratio of net investment income to average net assets (4)(6)	1.25%		0.34%		1.08%		2.95%		3.80%		4.05%
Portfolio Turnover Rate (5)	0%		14%		3%		54%		33%		31%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Includes 0.03% for the year ended March 31, 2018 attributed to line of credit fees which are not subject to waiver by the manager.

(9)	Includes 0.01% for the year ended March 31, 2019 attributed to line of credit fees which are not subject to waiver by the manager.

(10)	Includes 0.01% for the year ended March 31, 2020 attributed to line of credit fees which are not subject to waiver by the manager.

(11)	Includes 0.01% for the year ended March 31, 2021 attributed to line of credit fees and deemed extraordinary expenses which are not subject to waiver by the manager.

(12)	Includes 0.02% for the year ended March 31, 2022 attributed to line of credit fees and deemed extraordinary expenses which are not subject to waiver by the manager.

(13)	Includes 0.11% for the six months ended September 30, 2022 attributed to line of credit fees and deemed extraordinary expenses which are not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2022		March 31,		March 31,		March 31,		March 31,		March 31,
Class I (IOFIX)	(Unaudited)		2022		2021		2020		2019		2018
Net asset value, beginning of period	$11.49		$11.51		$8.16		$12.30		$12.25		$11.47
Activity from investment operations:
Net investment income (1)	0.11		0.16		0.22		0.50		0.59		0.62
Net realized and unrealized gain (loss) on investments	(1.99)		0.30		3.63		(4.03)		0.08		0.76
Total from investment operations	(1.88)		0.46		3.85		(3.53)		0.67		1.38
Less distributions from:
Net investment income	(0.24)		(0.28)		(0.23)		(0.52)		(0.60)		(0.60)
Return of capital	—		(0.20)		(0.27)		(0.09)		(0.02)		—
Total distributions	(0.24)		(0.48)		(0.50)		(0.61)		(0.62)		(0.60)
Net asset value, end of period	$9.37		$11.49		$11.51		$8.16		$12.30		$12.25
Total return (2)(5)	(16.46)%		3.93%		47.94%		(30.29)%		5.56%		12.25	% (7)
Net assets, at end of period (000s)	$814,907		$2,189,289		$3,315,245		$1,515,562		$2,169,166		$1,352,105
Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	1.87	% (13)	1.70	% (12)	1.72	% (11)	1.68	% (10)	1.68	% (9)	1.72	% (8)
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	1.60	% (13)	1.51	% (12)	1.50	% (11)	1.50	% (10)	1.50	% (9)	1.52	% (8)
Ratio of net investment income to average net assets (4)(6)	2.15%		1.34%		2.07%		3.91%		4.80%		5.06%
Portfolio Turnover Rate (5)	0%		14%		3%		54%		33%		31%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Includes 0.03% for the year ended March 31, 2018 attributed to line of credit fees which are not subject to waiver by the manager.

(9)	Includes 0.01% for the year ended March 31, 2019 attributed to line of credit fees which are not subject to waiver by the manager.

(10)	Includes 0.01% for the year ended March 31, 2020 attributed to line of credit fees which are not subject to waiver by the manager.

(11)	Includes 0.01% for the year ended March 31, 2021 attributed to line of credit fees and deemed extraordinary expenses which are not subject to waiver by the manager.

(12)	Includes 0.02% for the year ended March 31, 2022 attributed to line of credit fees and deemed extraordinary expenses which are not subject to waiver by the manager.

(13)	Includes 0.11% for the six months ended September 30, 2022 attributed to line of credit fees and deemed extraordinary expenses which are not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2022	March 31,	March 31,		March 31,		March 31,		March 31,
Class A (HMXAX)	(Unaudited)	2022	2021		2020		2019		2018
Net asset value, beginning of period	$25.14	$25.80	$23.12		$18.70		$16.26		$18.54
Activity from investment operations:
Net investment loss (1)	(0.12)	(0.58)	(0.53)		(0.06)		(0.10)		(0.28)
Net realized and unrealized gain (loss) on investments	(2.47)	1.19	3.79		4.48		2.54		(1.44)
Total from investment operations	(2.59)	0.61	3.26		4.42		2.44		(1.72)
Less distributions from:
Net realized gains	—	(1.27)	(0.58)		—		—		(0.56)
Total distributions	—	(1.27)	(0.58)		—		—		(0.56)
Net asset value, end of period	$22.55	$25.14	$25.80		$23.12		$18.70		$16.26
Total return (2)(5)	(10.30)%	2.24%	14.17%		23.64%		15.01%		(9.68	)% (7)(8)
Net assets, at end of period (000s)	$6,749	$6,187	$6,455		$1,722		$1,604		$3,073
Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	2.31%	2.25%	2.31	% (12)	3.19	% (11)	3.47	% (10)	3.07	% (9)
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	2.24%	2.24%	2.25	% (12)	2.33	% (11)	2.32	% (10)	2.60	% (9)
Ratio of net investment loss to average net assets (4)	(1.01)%	(2.22)%	(2.11	)% (12)	(0.31	)% (11)	(0.61	)% (10)	(1.54	)% (9)
Portfolio Turnover Rate (5)(6)	0%	0%	9%		0%		54%		0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

(6)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(7)	Includes increase from payments made by affiliated parties of 0.22% for the A shares for March 31, 2018 related to the pricing error reimbursement. Without these transactions, total return would have been (9.90)% for the A shares for March 31, 2018.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Includes 0.36% for the year ended March 31, 2018 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(10)	Includes 0.08% for the year ended March 31, 2019 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(11)	Includes 0.09% for the year ended March 31, 2020 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(12)	Includes 0.01% for the year ended March 31, 2021 attributable to margin expense on short sales, which is not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2022	March 31,	March 31,		March 31,		March 31,		March 31,
Class C (HMXCX)	(Unaudited)	2022	2021		2020		2019		2018
Net asset value, beginning of period	$24.24	$25.10	$22.68		$18.38		$16.10		$18.49
Activity from investment operations:
Net investment loss (1)	(0.22)	(0.75)	(0.71)		(0.25)		(0.23)		(0.42)
Net realized and unrealized gain (loss) on investments	(2.37)	1.16	3.71		4.55		2.51		(1.41)
Total from investment operations	(2.59)	0.41	3.00		4.30		2.28		(1.83)
Less distributions from:
Net realized gains	—	(1.27)	(0.58)		—		—		(0.56)
Total distributions	—	(1.27)	(0.58)		—		—		(0.56)
Net asset value, end of period	$21.65	$24.24	$25.10		$22.68		$18.38		$16.10
Total return (2)(5)	(10.68)%	1.50%	13.29%		23.40%		14.16%		(10.30	)% (7)(8)
Net assets, at end of period (000s)	$2,398	$3,652	$2,079		$164		$62		$191
Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	3.06%	3.00%	3.06	% (12)	3.94	% (11)	4.23	% (10)	3.80	% (9)
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	2.99%	2.99%	3.00	% (12)	3.04	% (11)	3.06	% (10)	3.34	% (9)
Ratio of net investment loss to average net assets (4)	(1.88)%	(2.97)%	(2.88	)% (12)	(1.23	)% (11)	(1.37	)% (10)	(2.29	)% (9)
Portfolio Turnover Rate (5)(6)	0%	0%	9%		0%		54%		0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

(6)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(7)	Includes increase from payments made by affiliated parties of 0.22% for the C shares for March 31, 2018 related to the pricing error reimbursement. Without these transactions, total return would have been (10.52)% for the C shares for March 31, 2018.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Includes 0.35% for the year ended March 31, 2018 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(10)	Includes 0.07% for the year ended March 31, 2019 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(11)	Includes 0.05% for the year ended March 31, 2020 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(12)	Includes 0.01% for the year ended March 31, 2021 attributable to margin expense on short sales, which is not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2022	March 31,	March 31,		March 31,		March 31,		March 31,
Class I (HMXIX)	(Unaudited)	2022	2021		2020		2019		2018
Net asset value, beginning of period	$25.67	$26.25	$23.46		$18.93		$16.42		$18.57
Activity from investment operations:
Net investment loss (1)	(0.10)	(0.52)	(0.48)		(0.03)		(0.05)		(0.28)
Net realized and unrealized gain (loss) on investments	(2.52)	1.21	3.85		4.56		2.56		(1.31)
Total from investment operations	(2.62)	0.69	3.37		4.53		2.51		(1.59)
Less distributions from:
Net realized gains	—	(1.27)	(0.58)		—		—		(0.56)
Total distributions	—	(1.27)	(0.58)		—		—		(0.56)
Net asset value, end of period	$23.05	$25.67	$26.25		$23.46		$18.93		$16.42
Total return (2)(5)	(10.21)%	2.51%	14.43%		23.93%		15.29%		(8.94	)% (7)(8)
Net assets, at end of period (000s)	$114,717	$167,686	$93,490		$26,792		$6,867		$9,433
Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	2.06%	2.01%	2.06	% (12)	2.94	% (11)	3.20	% (10)	2.90	% (9)
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	1.99%	1.99%	2.00	% (12)	2.05	% (11)	2.09	% (10)	2.46	% (9)
Ratio of net investment loss to average net assets (4)	(0.86)%	(1.97)%	(1.87	)% (12)	(0.13	)% (11)	(0.32	)% (10)	(1.48	)% (9)
Portfolio Turnover Rate (5)(6)	0%	0%	9%		0%		54%		0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

(6)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(7)	Includes increase from payments made by affiliated parties of 0.28% for the I shares for March 31, 2018 related to the pricing error reimbursement. Without these transactions, total return would have been (9.22)% for the I shares for March 31, 2018.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Includes 0.47% for the year ended March 31, 2018 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(10)	Includes 0.10% for the year ended March 31, 2019 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(11)	Includes 0.06% for the year ended March 31, 2020 attributable to margin expense on short sales, which is not subject to waiver by the manager.

(12)	Includes 0.01% for the year ended March 31, 2021 attributable to margin expense on short sales, which is not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	September 30, 2022	March 31,	March 31,	March 31,	March 31,		March 31,
Class A (GNXAX)	(Unaudited)	2022	2021	2020	2019		2018 (1)
Net asset value, beginning of period	$13.99	$17.06	$9.63	$11.46	$12.50		$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.01	(0.14)	(0.14)	(0.08)	(0.10)		(0.09)
Net realized and unrealized gain (loss) on investments	(3.50)	(2.20)	7.57	(1.75)	(0.62)		2.81
Total from investment operations	(3.49)	(2.34)	7.43	(1.83)	(0.72)		2.72
Less distributions from:
Net realized gains	—	(0.73)	—	—	(0.32)		(0.22)
Total distributions	—	(0.73)	—	—	(0.32)		(0.22)
Net asset value, end of period	$10.50	$13.99	$17.06	$9.63	$11.46		$12.50
Total return (3)(6)	(24.95)%	(14.41)%	77.15%	(15.97)%	(5.29)%		27.33%
Net assets, at end of period (000s)	$3,799	$5,853	$7,796	$4,711	$4,450		$13,178
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.16%	2.02%	2.10%	2.18%	2.41	% (7)	2.30%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.65%	1.65%	1.65%	1.65%	1.67	% (7)	1.65%
Ratio of net investment income (loss) to average net assets (5)	0.06%	(0.85)%	(0.96)%	(0.69)%	(0.84)%		(0.85)%
Portfolio Turnover Rate (6)	6%	73%	125%	315%	297%		178%

(1)	AlphaCentric Robotics and Automation Fund Class A commenced operations on May 31, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Includes 0.02% for the year ended March 31, 2019 attributable to interest expense, which is not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	September 30, 2022	March 31,	March 31,	March 31,	March 31,		March 31,
Class C (GNXCX)	(Unaudited)	2022	2021	2020	2019		2018 (1)
Net asset value, beginning of period	$13.47	$16.57	$9.43	$11.30	$12.43		$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)	(0.26)	(0.24)	(0.16)	(0.17)		(0.16)
Net realized and unrealized gain (loss) on investments	(3.36)	(2.11)	7.38	(1.71)	(0.64)		2.81
Total from investment operations	(3.40)	(2.37)	7.14	(1.87)	(0.81)		2.65
Less distributions from:
Net realized gains	—	(0.73)	—	—	(0.32)		(0.22)
Total distributions	—	(0.73)	—	—	(0.32)		(0.22)
Net asset value, end of period	$10.07	$13.47	$16.57	$9.43	$11.30		$12.43
Total return (3)(6)	(25.24)%	(15.03)%	75.72%	(16.55)%	(6.05)%		26.63%
Net assets, at end of period (000s)	$707	$1,258	$1,258	$828	$767		$212
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.91%	2.78%	2.85%	2.93%	3.17	% (7)	3.25%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.40%	2.40%	2.40%	2.40%	2.41	% (7)	2.40%
Ratio of net investment loss to average net assets (5)	(0.70)%	(1.61)%	(1.71)%	(1.47)%	(1.50)%		(1.57)%
Portfolio Turnover Rate (6)	6%	73%	125%	315%	297%		178%

(1)	AlphaCentric Robotics and Automation Fund Class C commenced operations on May 31, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Includes 0.01% for the year ended March 31, 2019 attributable to interest expense, which is not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	September 30, 2022	March 31,	March 31,	March 31,	March 31,		March 31,
Class I (GNXIX)	(Unaudited)	2022	2021	2020	2019		2018 (1)
Net asset value, beginning of period	$14.17	$17.23	$9.71	$11.52	$12.54		$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.02	(0.10)	(0.10)	(0.05)	(0.06)		(0.04)
Net realized and unrealized gain (loss) on investments	(3.54)	(2.23)	7.62	(1.76)	(0.64)		2.80
Total from investment operations	(3.52)	(2.33)	7.52	(1.81)	(0.70)		2.76
Less distributions from:
Net realized gains	—	(0.73)	—	—	(0.32)		(0.22)
Total distributions	—	(0.73)	—	—	(0.32)		(0.22)
Net asset value, end of period	$10.65	$14.17	$17.23	$9.71	$11.52		$12.54
Total return (3)(6)	(24.84)%	(14.21)%	77.45%	(15.71)%	(5.11)%		27.73%
Net assets, at end of period (000s)	$24,012	$32,289	$34,754	$20,392	$17,968		$14,556
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	1.91%	1.78%	1.85%	1.93%	2.16	% (7)	2.76%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.40%	1.40%	1.40%	1.40%	1.42	% (7)	1.40%
Ratio of net investment income (loss) to average net assets (5)	0.32%	(0.60)%	(0.70)%	(0.46)%	(0.53)%		(0.42)%
Portfolio Turnover Rate (6)	6%	73%	125%	315%	297%		178%

(1)	AlphaCentric Robotics and Automation Fund Class I commenced operations on May 31, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Includes 0.02% for the year ended March 31, 2019 attributable to interest expense, which is not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Year Ended		Period Ended
	September 30, 2022	March 31,		March 31,		March 31,
Class A (SYMAX)	(Unaudited)	2022		2021		2020 (1)
Net asset value, beginning of period	$12.76	$11.46		$9.75		$11.28
Activity from investment operations:
Net investment income (loss) (2)	(0.01)	(0.08)		(0.04)		0.05
Net realized and unrealized gain (loss) on investments	(0.07)	1.40		1.89		(1.33	) (8)
Total from investment operations	(0.08)	1.32		1.85		(1.28)
Less distributions from:
Net investment income	—	(0.02)		(0.14)		(0.25)
Total distributions	—	(0.02)		(0.14)		(0.25)
Net asset value, end of period	$12.68	$12.76		$11.46		$9.75
Total return (3)(6)	(0.63)%	11.57%		19.11%		(11.64)%
Net assets, at end of period (000s)	$507	$211		$1,016	(7)	$865	(7)
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.05%	2.38	% (11)	2.63	% (10)	2.51	% (9)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.85%	2.01	% (11)	2.26	% (10)	2.25	% (9)
Ratio of net investment income (loss) to average net assets (5)	0.05%	(0.54)%		(0.45)%		0.38%
Portfolio Turnover Rate (6)	173%	189%		121%		133%

(1)	AlphaCentric Symmetry Strategy Fund Class A commenced operations on August 8, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Actual net assets, not truncated.

(8)	As required by SEC standard per share calculation methodology, this represents a rebalancing figure derived from other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregrate of the net realized and unrealized loss in the Statement of Operations for the period ended March 31, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(9)	Includes 0.01% for the period ended March 31, 2020 attributable to margin expense on futures, which is not subject to waiver by the manager.

(10)	Includes 0.02% for the year ended March 31, 2021 attributable to margin expense on futures, which is not subject to waiver by the manager.

(11)	Includes 0.02% for the year ended March 31, 2022 attributable to margin expense on futures, which is not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Year Ended		Period Ended
	September 30, 2022	March 31,		March 31,		March 31,
Class C (SYMCX)	(Unaudited)	2022		2021		2020 (1)
Net asset value, beginning of period	$12.63	$11.42		$9.75		$11.28
Activity from investment operations:
Net investment loss (2)	(0.04)	(0.15)		(0.12)		(0.00	) (7)
Net realized and unrealized gain (loss) on investments	(0.08)	1.36		1.88		(1.33	) (9)
Total from investment operations	(0.12)	1.21		1.76		(1.33)
Less distributions from:
Net investment income	—	—		(0.09)		(0.20)
Total distributions	—	—		(0.09)		(0.20)
Net asset value, end of period	$12.51	$12.63		$11.42		$9.75
Total return (3)(6)	(0.95)%	10.60%		18.10%		(11.97)%
Net assets, at end of period (000s)	$515	$9		$1,013	(8)	$864	(8)
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.80%	3.12	% (12)	3.37	% (11)	3.26	% (10)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.60%	2.76	% (12)	3.01	% (11)	3.00	% (10)
Ratio of net investment loss to average net assets (5)	(0.58)%	(1.29)%		(1.20)%		(0.16)%
Portfolio Turnover Rate (6)	173%	189%		121%		133%

(1)	AlphaCentric Symmetry Strategy Fund Class C commenced operations on August 8, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Less than $0.01

(8)	Actual net assets, not truncated.

(9)	As required by SEC standard per share calculation methodology, this represents a rebalancing figure derived from other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregrate of the net realized and unrealized loss in the Statement of Operations for the period ended March 31, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(10)	Includes 0.01% for the period ended March 31, 2020 attributable to margin expense on futures, which is not subject to waiver by the manager.

(11)	Includes 0.02% for the year ended March 31, 2021 attributable to margin expense on futures, which is not subject to waiver by the manager.

(12)	Includes 0.02% for the year ended March 31, 2022 attributable to margin expense on futures, which is not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Year Ended		Period Ended
	September 30, 2022	March 31,		March 31,		March 31,
Class I (SYMIX)	(Unaudited)	2022		2021		2020 (1)
Net asset value, beginning of period	$12.75	$11.44		$9.75		$11.28
Activity from investment operations:
Net investment income (loss) (2)	0.01	(0.04)		(0.02)		0.07
Net realized and unrealized gain (loss) on investments	(0.08)	1.38		1.89		(1.33	) (7)
Total from investment operations	(0.07)	1.34		1.87		(1.26)
Less distributions from:
Net investment income	—	(0.03)		(0.18)		(0.27)
Total distributions	—	(0.03)		(0.18)		(0.27)
Net asset value, end of period	$12.68	$12.75		$11.44		$9.75
Total return (3)(6)	(0.55)%	11.74%		19.37%		(11.47)%
Net assets, at end of period (000s)	$44,663	$34,898		$36,619		$30,845
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	1.80%	2.12	% (10)	2.38	% (9)	2.26	% (8)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.60%	1.76	% (10)	2.01	% (9)	2.00	% (8)
Ratio of net investment income (loss) to average net assets (5)	0.14%	(0.29)%		(0.21)%		0.96%
Portfolio Turnover Rate (6)	173%	189%		121%		133%

(1)	AlphaCentric Symmetry Strategy Fund Class I commenced operations on September 1, 2014 and does not include performance prior to August 8, 2019 when Class I shares were previously shares of a private fund.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	As required by SEC standard per share calculation methodology, this represents a rebalancing figure derived from other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregrate of the net realized and unrealized loss in the Statement of Operations for the period ended March 31, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(8)	Includes 0.01% for the period ended March 31, 2020 attributable to margin expense on futures, which is not subject to waiver by the manager.

(9)	Includes 0.02% for the year ended March 31, 2021 attributable to margin expense on futures, which is not subject to waiver by the manager.

(10)	Includes 0.02% for the year ended March 31, 2022 attributable to margin expense on futures, which is not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric LifeSci Healthcare Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Year Ended		Period Ended
	September 30, 2022	March 31,		March 31,		March 31,
Class A (LYFAX)	(Unaudited)	2022		2021		2020 (1)
Net asset value, beginning of period	$13.38	$15.56		$9.55		$10.00
Activity from investment operations:
Net investment loss (2)	(0.05)	(0.21)		(0.19)		(0.04)
Net realized and unrealized gain (loss) on investments	(1.82)	(0.32)		6.55		(0.41)
Total from investment operations	(1.87)	(0.53)		6.36		(0.45)
Less distributions from:
Net investment income	—	(0.07)		—		—
Net realized gains	—	(1.58)		(0.35)		—
Total distributions	—	(1.65)		(0.35)		—
Net asset value, end of period	$11.51	$13.38		$15.56		$9.55
Total return (3)(6)	(13.98)%	(2.74)%		66.70%		(4.50)%
Net assets, at end of period (000s)	$1,898	$1,815		$1,300		$10 (7)
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.05%	2.11	% (9)	2.78	% (8)	24.39%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.65%	1.66	% (9)	1.66	% (8)	1.65%
Ratio of net investment loss to average net assets (5)	(0.78)%	(1.46)%		(1.21)%		(0.48)%
Portfolio Turnover Rate (6)	94%	167%		141%		215%

(1)	The AlphaCentric LifeSci Healthcare Fund Class A commenced operations on November 29, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Actual net assets, not truncated.

(8)	Includes 0.01% for the year ended March 31, 2021 attributable to extraordinary expenses which are not subject to waiver by the manager.

(9)	Includes 0.01% for the year ended March 31, 2022 attributed to line of credit fees which are not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric LifeSci Healthcare Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Year Ended		Period Ended
	September 30, 2022	March 31,		March 31,		March 31,
Class C (LYFCX)	(Unaudited)	2022		2021		2020 (1)
Net asset value, beginning of period	$13.31	$15.53		$9.55		$10.00
Activity from investment operations:
Net investment loss (2)	(0.10)	(0.32)		(0.32)		(0.06)
Net realized and unrealized gain (loss) on investments	(1.80)	(0.32)		6.65		(0.39)
Total from investment operations	(1.90)	(0.64)		6.33		(0.45)
Less distributions from:
Net realized gains	—	(1.58)		(0.35)		—
Total distributions	—	(1.58)		(0.35)		—
Net asset value, end of period	$11.41	$13.31		$15.53		$9.55
Total return (3)(6)	(14.27)%	(3.54)%		66.38%		(4.50)%
Net assets, at end of period (000s)	$350	$302		$215		$10 (7)
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.80%	2.86	% (9)	3.53	% (8)	25.14%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.40%	2.41	% (9)	2.41	% (8)	2.40%
Ratio of net investment loss to average net assets (5)	(1.58)%	(2.21)%		(1.96)%		(1.23)%
Portfolio Turnover Rate (6)	94%	167%		141%		215%

(1)	The AlphaCentric LifeSci Healthcare Fund Class C commenced operations on November 29, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Actual net assets, not truncated.

(8)	Includes 0.01% for the year ended March 31, 2021 attributable to extraordinary expenses which are not subject to waiver by the manager.

(9)	Includes 0.01% for the year ended March 31, 2022 attributed to line of credit fees which are not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric LifeSci Healthcare Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Year Ended		Period Ended
	September 30, 2022	March 31,		March 31,		March 31,
Class I (LYFIX)	(Unaudited)	2022		2021		2020 (1)
Net asset value, beginning of period	$13.42	$15.59		$9.55		$10.00
Activity from investment operations:
Net investment loss (2)	(0.03)	(0.18)		(0.14)		(0.01)
Net realized and unrealized gain (loss) on investments	(1.84)	(0.31)		6.53		(0.44)
Total from investment operations	(1.87)	(0.49)		6.39		(0.45)
Less distributions from:
Net investment income	—	(0.10)		(0.00	) (7)	—
Net realized gains	—	(1.58)		(0.35)		—
Total distributions	—	(1.68)		(0.35)		—
Net asset value, end of period	$11.55	$13.42		$15.59		$9.55
Total return (3)(6)	(13.93)%	(2.47)%		67.02%		(4.50)%
Net assets, at end of period (000s)	$37,227	$29,483		$26,404		$1,601
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	1.80%	1.86	% (9)	2.53	% (8)	24.14%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.40%	1.41	% (9)	1.41	% (8)	1.40%
Ratio of net investment loss to average net assets (5)	(0.51)%	(1.21)%		(0.96)%		(0.23)%
Portfolio Turnover Rate (6)	94%	167%		141%		215%

(1)	The AlphaCentric LifeSci Healthcare Fund Class I commenced operations on November 29, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Less than $0.01

(8)	Includes 0.01% for the year ended March 31, 2021 attributable to extraordinary expenses which are not subject to waiver by the manager.

(9)	Includes 0.01% for the year ended March 31, 2022 attributed to line of credit fees which are not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric SWBC Municipal Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Year Ended	Period Ended
	September 30, 2022	March 31,		March 31,	March 31,
Class A (MUNAX)	(Unaudited)	2022		2021	2020 (1)
Net asset value, beginning of period	$9.35	$10.64		$10.00	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.16	0.29		0.21	(0.02)
Net realized and unrealized gain (loss) on investments	(1.32)	(1.21)		0.65	0.02 (8)
Total from investment operations	(1.16)	(0.92)		0.86	(0.00)
Less distributions from:
Net investment income	(0.12)	(0.37)		(0.22)	—
Total distributions	(0.12)	(0.37)		(0.22)	—
Net asset value, end of period	$8.07	$9.35		$10.64	$10.00
Total return (3)(7)	(12.46)%	(8.94)%		8.70%	0.00%
Net assets, at end of period (000s)	$1,957	$2,170		$300	$12
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(6)	2.75%	3.23	% (9)	18.50%	6.29%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(6)	1.50%	1.53	% (9)	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (5)(6)	3.53%	2.70%		2.30%	(0.98)%
Portfolio Turnover Rate (7)	276%	639%		143%	314%

(1)	The AlphaCentric Municipal Opportunities Fund Class A commenced operations on December 31, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

(8)	As required by SEC standard per share calculation methodology, this represents a rebalancing figure derived from other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregrate of the net realized and unrealized loss in the Statement of Operations for the period ended March 31, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(9)	Includes 0.03% for the year ended March 31, 2022 attributed to line of credit fees and deemed extraordinary expenses which are not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric SWBC Municipal Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Year Ended	Period Ended
	September 30, 2022	March 31,		March 31,	March 31,
Class C (MUNCX)	(Unaudited)	2022		2021	2020 (1)
Net asset value, beginning of period	$9.35	$10.65		$10.03	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.13	0.23		0.22	(0.02)
Net realized and unrealized gain (loss) on investments	(1.32)	(1.23)		0.62	0.05 (9)
Total from investment operations	(1.19)	(1.00)		0.84	0.03
Less distributions from:
Net investment income	(0.09)	(0.30)		(0.22)	—
Total distributions	(0.09)	(0.30)		(0.22)	—
Net asset value, end of period	$8.07	$9.35		$10.65	$10.03
Total return (3)(7)	(12.89)%	(9.69)%		8.47%	0.30%
Net assets, at end of period	$410	$473		$221	$10 (8)
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(6)	3.50%	3.98	% (10)	19.25%	7.04%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(6)	2.25%	2.28	% (10)	2.25%	2.25%
Ratio of net investment income (loss) to average net assets (5)(6)	2.67%	1.99%		1.55%	(0.81)%
Portfolio Turnover Rate (7)	276%	639%		143%	314%

(1)	The AlphaCentric Municipal Opportunities Fund Class C commenced operations on December 31, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

(8)	Actual net assets, not truncated.

(9)	As required by SEC standard per share calculation methodology, this represents a rebalancing figure derived from other amounts in the financial highlights tables that captures all other changes affecting net

(10)	Includes 0.03% for the year ended March 31, 2022 attributed to line of credit fees and deemed extraordinary expenses which are not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric SWBC Municipal Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Year Ended	Period Ended
	September 30, 2022	March 31,		March 31,	March 31,
Class I (MUNIX)	(Unaudited)	2022		2021	2020 (1)
Net asset value, beginning of period	$9.36	$10.65		$10.03	$10.00
Activity from investment operations:
Net investment income (2)	0.18	0.31		0.27	0.04
Net realized and unrealized gain (loss) on investments	(1.34)	(1.20)		0.60	(0.01	) (8)
Total from investment operations	(1.16)	(0.89)		0.87	0.03
Less distributions from:
Net investment income	(0.13)	(0.40)		(0.25)	—
Total distributions	(0.13)	(0.40)		(0.25)	—
Net asset value, end of period	$8.07	$9.36		$10.65	$10.03
Total return (3)(7)	(12.45)%	(8.71)%		8.77%	0.30%
Net assets, at end of period (000s)	$6,440	$6,252		$1,098	$383
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(6)	2.50%	2.98	% (9)	18.25%	6.04%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(6)	1.25%	1.28	% (9)	1.25%	1.25%
Ratio of net investment income to average net assets (5)(6)	3.87%	2.93%		2.55%	1.64%
Portfolio Turnover Rate (7)	276%	639%		143%	314%

(1)	The AlphaCentric Municipal Opportunities Fund Class I commenced operations on December 31, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

(8)	As required by SEC standard per share calculation methodology, this represents a rebalancing figure derived from other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregrate of the net realized and unrealized loss in the Statement of Operations for the period ended March 31, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(9)	Includes 0.03% for the year ended March 31, 2022 attributed to line of credit fees and deemed extraordinary expenses which are not subject to waiver by the manager.

See accompanying notes to financial statements.

AlphaCentric Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Period Ended
	September 30, 2022	March 31,
Class A (SIIAX)	(Unaudited)	2022 (1)
Net asset value, beginning of period	$17.67	$18.48
Activity from investment operations:
Net investment income (2)	0.39	0.40
Net realized and unrealized loss on investments (9)	(3.47)	(0.38)
Total from investment operations	(3.08)	0.02
Less distributions from:
Net investment income	(0.46)	(0.55)
Net realized gains	—	(0.18)
Return of capital	—	(0.10)
Total distributions	(0.46)	(0.83)
Net asset value, end of period	$14.13	$17.67
Total return (3)(7)	(17.71)%	0.02%
Net assets, at end of period (000s)	$216	$246
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(6)	2.25%	2.37	% (8)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(6)	1.74%	1.75	% (8)
Ratio of net investment income to average net assets (5)(6)	4.66%	2.64%
Portfolio Turnover Rate (7)	8%	20%

(1)	The AlphaCentric Strategic Income Fund Class A commenced operations on May 28, 2021.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

(8)	Includes 0.01% for the period ended March 31, 2022 attributed to line of credit fees which are not subject to waiver by the manager.

(9)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

AlphaCentric Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Period Ended
	September 30, 2022	March 31,
Class C (SIICX)	(Unaudited)	2022 (1)
Net asset value, beginning of period	$17.64	$18.48
Activity from investment operations:
Net investment income (2)	0.34	0.21
Net realized and unrealized loss on investments (9)	(3.47)	(0.31)
Total from investment operations	(3.13)	(0.10)
Less distributions from:
Net investment income	(0.40)	(0.47)
Net realized gains	—	(0.18)
Return of capital	—	(0.09)
Total distributions	(0.40)	(0.74)
Net asset value, end of period	$14.11	$17.64
Total return (3)(7)	(17.97)%	(0.61)%
Net assets, at end of period (000s)	$810	$563
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(6)	3.00%	3.12	% (8)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(6)	2.49%	2.50	% (8)
Ratio of net investment income to average net assets (5)(6)	4.14%	1.41%
Portfolio Turnover Rate (7)	0%	0%

(1)	The AlphaCentric Strategic Income Fund Class C commenced operations on May 28, 2021.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

(8)	Includes 0.01% for the period ended March 31, 2022 attributed to line of credit fees which are not subject to waiver by the manager.

(9)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

AlphaCentric Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Period Ended
	September 30, 2022	March 31,
Class I (SIIIX)	(Unaudited)	2022 (1)
Net asset value, beginning of period	$17.69	$18.48
Activity from investment operations:
Net investment income (2)	0.40	0.35
Net realized and unrealized loss on investments (9)	(3.44)	(0.29)
Total from investment operations	(3.04)	0.06
Less distributions from:
Net investment income	(0.49)	(0.56)
Net realized gains	—	(0.18)
Return of capital	—	(0.11)
Total distributions	(0.49)	(0.85)
Net asset value, end of period	$14.16	$17.69
Total return (3)(7)	(17.53)%	0.23%
Net assets, at end of period (000s)	$38,487	$45,539
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(6)	1.99%	2.12	% (8)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(6)	1.49%	1.50	% (8)
Ratio of net investment income to average net assets (5)(6)	4.80%	2.25%
Portfolio Turnover Rate (7)	8%	20%

(1)	The AlphaCentric Strategic Income Fund Class I commenced operations on August 1, 2011 and does not include performance prior to May 28, 2021 when Class I shares were previously shares of a private fund.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the manager not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

(8)	Includes 0.01% for the period ended March 31, 2022 attributed to line of credit fees which are not subject to waiver by the manager.

(9)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2022

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of thirty-eight series. These financial statements include the following series: AlphaCentric Income Opportunities Fund, AlphaCentric Premium Opportunity Fund, AlphaCentric Robotics and Automation Fund, AlphaCentric Symmetry Strategy Fund, AlphaCentric LifeSci Healthcare Fund, AlphaCentric SWBC Municipal Opportunities Fund and AlphaCentric Strategic Income Fund. Each series is individually referred to as a “Fund” or collectively as the “Funds” throughout these financial statements. The AlphaCentric Robotics and Automation Fund, AlphaCentric Symmetry Strategy Fund, AlphaCentric LifeSci Healthcare Fund, AlphaCentric SWBC Municipal Opportunities Fund and AlphaCentric Strategic Income Fund are registered as non-diversified series of the Trust. The AlphaCentric Income Opportunities Fund and AlphaCentric Premium Opportunities Fund are diversified series of the Trust. The Funds’ investment manager is AlphaCentric Advisors, LLC (the “Manager” or “AlphaCentric”).

AlphaCentric Income Opportunities Fund (“AIOF”), commenced operations on May 28, 2015. AIOF’s investment objective is current income. The Fund’s sub-advisor is Garrison Point Capital, LLC.

AlphaCentric Premium Opportunity Fund (“APOF”) , commenced operations as a series of the Trust on September 30, 2016. The predecessor fund of APOF Class I commenced operations on August 31, 2011, as a private investment fund. APOF’s investment objective is long-term capital appreciation.

AlphaCentric Robotics and Automation Fund (“ARAF”), commenced operations on May 31, 2017. ARAF’s investment objective is long-term capital appreciation. Effective December 1, 2018, the Fund’s sub-advisor is Contego Capital Group, Inc.

AlphaCentric Symmetry Strategy Fund (“ASSF”), class A and C commenced operations on August 8, 2019, and class I commenced operations on September 1, 2014. ASSF’s investment objective is capital appreciation. The Fund’s sub-advisor is Mount Lucas Management LP.

AlphaCentric LifeSci Healthcare Fund (“ALHF”), commenced operations on November 29, 2019. ALHF’s investment objective is long-term capital appreciation. The Fund’s sub-advisor is LifeSci Fund Management LLC.

AlphaCentric SWBC Municipal Opportunities Fund (“AMOF”), commenced operations on December 31, 2019. AMOF’s investment objective is to provide income exempt from federal income tax with capital appreciation as a secondary objective. The Fund’s sub-advisors are SWBC Investment Company (“SWBC”) LLC and Mount Lucas Management LP. Effective December 1, 2021, the Fund’s name changed from AlphaCentric Municipal Opportunities Fund to “AlphaCentric SWBC Municipal Opportunities Fund”.

AlphaCentric Strategic Income Fund (“ASIF”), commenced operations on May 28, 2021. ASIF’s investment objective is total return through current income and capital appreciation. The Fund’s sub-advisor is Goshen Rock Capital, LLC (“GRC”). GRC is under common control with Strategos Capital Management, LLC (“SCM”) an SEC registered investment advisor founded in 2004.

ASIF acquired all of the assets and liabilities of Strategos Deep Value Fund LP (the “Predecessor Fund”) in a tax-free reorganization on May 28, 2021. In connection with this acquisition, net assets of the Predecessor Fund were exchange for Class I shares of ASIF, so the Predecessor Fund became the Class I shares of ASIF. The net asset value of ASIF’s shares resulting from these tax-free transactions at the close of business on May 28, 2021, after the reorganization, was $18.48 for Class I shares and ASIF received in-kind capital contributions of securities valued at $9,944,195, cash valued at $2,160,007 and other net assets/liabilities valued at $17,036 in exchange for 655,911 Class I shares. Class A and Class C shares commenced operations on May 28, 2021. The Fund’s investment objective, policies, restrictions and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies, restrictions, and guidelines. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investment received was carried forward to align ongoing reporting of ASIF’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Each Fund offers three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of the respective Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 - Financial Services – Investment Companies including FASB Accounting Standards Update (“ASU”) 2013-08.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

a)         Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the Manager does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represent fair value. Investments in total return swap contracts are priced daily based on the underlying equity securities held in the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap.

Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

In certain circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of September 30, 2022 for the Funds’ assets and liabilities measured at fair value:

AIOF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Non-Agency Residential Mortgage Backed Securities	$—	$971,838,598	$—	$971,838,598
Total	$—	$971,838,598	$—	$971,838,598

APOF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Short-Term Investments	$23,161,886	$—	$—	$23,161,886
Call Options Purchased	40,250	—	—	40,250
U.S. Government & Agencies	—	74,066,362	—	74,066,362
Total	$23,202,136	$74,066,362	$—	$97,268,498

Liabilities
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Unrealized Depreciation on Open Long Futures Contracts	$3,194,176	$—	$—	$3,194,176
Call Options Written	42,613	—	—	42,613
Put Options Written	7,000	—	—	7,000
Total	$3,243,789	$—	$—	$3,243,789

ARAF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$27,605,461	$—	$—	$27,605,461
Investment Purchased as Securities Lending Collateral (b)	—	—	—	5,128,575
Total	$27,605,461	$—	$—	$32,734,036

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

ASSF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$12,488,381	$—	$—	$12,488,381
Exchange-Traded Funds	17,806,185	—	—	17,806,185
Unrealized Appreciation on Open Futures Contracts	2,234,041	—	—	2,234,041
U.S. Government & Agencies	—	6,398,361	—	6,398,361
Total	$32,528,607	$6,398,361	$—	$38,926,968

Liabilities
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Unrealized Depreciation on Open Futures Contracts	$1,400,084	$—	$—	$1,400,084
Total	$1,400,084	$—	$—	$1,400,084

ALHF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$36,367,220	$—	$—	$36,367,220
Short-Term Investment	1	—	—	1
Total	$36,367,221	$—	$—	$36,367,221

AMOF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Closed End Funds	$1,825,981	$—	$—	$1,825,981
Municipal Bonds	—	6,237,085	—	6,237,085
Unrealized Appreciation on Open Short Futures Contracts	134,782	—	—	134,782
Unrealized Appreciation on Swap Contract	—	1,579	—	1,579
Total	$1,960,763	$6,238,664	$—	$8,199,427

Liabilities
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Unrealized Depreciation on Swap Contract	$—	$9,717	$—	$9,717
Total	$—	$9,717	$—	$9,717

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

ASIF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$17,089,779	$—	$—	$17,089,779
Preferred Stocks	6,729,825	—	—	6,729,825
Asset Backed Securities	—	4,052,378	—	4,052,378
Collateralized Mortgage Obligations	—	730,941	—	730,941
Convertible Bonds	—	2,290,199	—	2,290,199
Corporate Bonds	—	3,912,998	—	3,912,998
Short-Term Investment	2,284,275	—	—	2,284,275
Total	$26,103,879	$10,986,516	$—	$37,090,395

(a)	All ETFs held in the Fund are Level 1 securities. For a detailed break-out of ETFs by major index classification, please refer to the Schedules of Investments.

(b)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

+	See Schedules of Investments for industry classification.

*	Derivative instruments include cumulative net unrealized gain or loss on futures contracts open as of September 30, 2022.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign currency contracts are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency contracts in the Statements of Operations.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For the six months ended September 30, 2022, APOF, ASSF and AMOF invested in futures contracts.

Swap Agreements – The Funds that invest in swaps are subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Periodic payments and receipts and liquidation payments received or made at the termination of the swap agreement are recorded as realized gains or losses on the Statements of Operations. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. During the six months ended September 30, 2022, ASSF was invested in a credit default swap contract and realized a gain of $23,924. During the six months ended September 30, 2022, AMOF was invested in a credit default swap contract with a realized loss of $13,466. For the six months ended September 30, 2022 there were no other Funds invested in swap contracts.

Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked- to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options). For the six months ended September 30, 2022, APOF invested in options.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Asset and Liabilities at September 30, 2022 was as follows:

				Fair value of asset/liability
Fund	Derivative	Risk Type	Location of derivatives on Statement of Assets and Liabilities	derivatives
APOF
	Future Contracts	Equity	Unrealized depreciation on open futures contracts	$(3,194,176)
	Options Purchased	Equity	Investments, At Value	40,250
	Options Written	Equity	Options Written	(49,613)
			Total	$(3,203,539)

			Location of derivatives on Statement of Assets and Liabilities	Fair value of asset/liability
Fund	Derivative	Risk Type	(Consolidated)	derivatives
ASSF
	Future Contracts	Commodity	Unrealized appreciation on open futures contracts	$253,925
		Currency	Unrealized appreciation on open futures contracts	670,169
		Interest	Unrealized appreciation on open futures contracts	1,309,947
	Future Contracts	Commodity	Unrealized depreciation on open futures contracts	(1,396,847)
		Currency	Unrealized depreciation on open futures contracts	—
		Interest	Unrealized depreciation on open futures contracts	(3,237)
			Total	$833,957

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

				Fair value of asset/liability
Fund	Derivative	Risk Type	Location of derivatives on Statement of Assets and Liabilities	derivatives
AMOF
	Credit Default Swap Contract	Equity	Unrealized appreciation on swap contract	$1,579
	Credit Default Swap Contracts	Equity	Unrealized depreciation on swap contract	(9,717)
				$(8,138)

	Future Contracts	Interest	Unrealized appreciation on open futures contracts	134,782
			Total	$134,782

The effect of derivative instruments on the Statements of Operations for the six months ended September 30, 2022 were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
APOF
	Future Contracts	Equity	Net realized gain (loss) from Futures Contracts	$(8,969,581)
	Future Contracts	Equity	Net change in unrealized appreciation (depreciation) on Futures Contracts	(5,970,233)
			Total	$(14,939,814)

	Options Purchased	Equity	Net realized gain (loss) from Investments	$(592,180)
	Options Purchased	Equity	Net change in unrealized appreciation (depreciation) on Investments	(409,418)
			Total	$(1,001,598)

	Options Written	Equity	Net realized gain (loss) from Options Written	$(66,923)
	Options Written	Equity	Net change in unrealized appreciation (depreciation) on Options Written	657,644
			Total	$590,721

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives (consolidated)	gain (loss) on derivatives
ASSF
	Credit Default Swap Contracts	Equity	Net realized gain (loss) from Swap Contracts	$(588)
			Total	$(588)

	Future Contracts	Commodity	Net realized gain (loss) from Futures Contracts	$1,301,653
		Currency	Net realized gain (loss) from Futures Contracts	1,613,880
		Interest	Net realized gain (loss) from Futures Contracts	1,478,670
			Total	$4,394,203

	Future Contracts	Commodity	Net change in unrealized appreciation (depreciation) on Futures Contracts	$(2,216,007)
		Currency	Net change in unrealized appreciation (depreciation) on Futures Contracts	588,247
		Interest	Net change in unrealized appreciation (depreciation) on Futures Contracts	726,605
			Total	$(901,155)

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
AMOF
	Credit Default Swap Contracts	Equity	Net realized gain (loss) from Swap Contracts	$40,496
	Credit Default Swap Contracts	Equity	Net change in unrealized appreciation (depreciation) on Swap Contracts	12,348
			Total	$52,844

	Future Contracts	Interest	Net realized gain (loss) from Futures Contracts	$180,006
	Future Contracts	Interest	Net change in unrealized appreciation (depreciation) on Futures Contracts	61,094
			Total	$241,100

During the six months ended September 30, 2022, APOF was subject to a master netting arrangement for the futures. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2022.

Gross Amounts of Assets and
liabilities Presented in the Statement
of Assets and Liabilities
Gross
	Amounts	Gross Amounts
	Recognized in	Offset in the	Net Amounts
	the Statements	Statements of	Presented in the
	of Assets and	Assets and	Statements of Assets	Financial	Cash Collateral
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged/Received (1)	Net Amount
Liabilities:
Future Contracts	$3,194,176	$—	$3,194,176	$(3,194,176)	$—	$—
Total	$3,194,176	$—	$3,194,176	$(3,194,176)	$—	$—

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

During the six months ended September 30, 2022, ASSF was subject to a master netting arrangement for the futures. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2022.

				Gross Amounts of Assets and
				liabilities in the Consolidated
				Statement of Assets and Liabilities
	Amounts
	Recognized in	Gross Amounts
	the	Offset in the	Net Amounts
	Consolidated	Consolidated	Presented in the
	Statements of	Statements of	Consolidated
	Assets and	Assets and	Statements of Assets	Financial	Cash Collateral
Assets:	Liabilities	Liabilities	and Liabilities	Instruments	Pledged/Received(1)	Net Amount
Future Contracts	$2,234,041	$—	$2,234,041	$(1,400,084)	$—	$833,957
Total	$2,234,041	$—	$2,234,041	$(1,400,084)	$—	$833,957

Liabilities:
Future Contracts	$1,400,084	$—	$1,400,084	$(1,400,084)	$—	$—
Total	$1,400,084	$—	$1,400,084	$(1,400,084)	$—	$—

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

During the six months ended September 30, 2022, AMOF was subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2022.

				Gross Amounts of Assets and
				liabilities Presented in the Statement
				of Assets and Liabilities
	Amounts	Gross Amounts
	Recognized in	Offset in the	Net Amounts
	the Statements	Statements of	Presented in the
	of Assets and	Assets and	Statements of Assets	Financial	Cash Collateral
Assets:	Liabilities	Liabilities	and Liabilities	Instruments	Pledged/Received(1)	Net Amount
Future Contracts	$134,782	$—	$134,782	$—	$—	$134,782
Swap Contract	1,579	—	1,579	—	—	1,579
Total	$136,361	$—	$136,361	$—	$—	$136,361

Liabilities:
Swap Contracts	$9,717	$—	$9,717	$1,579	$8,138	$—
Total	$9,717	$—	$9,717	$1,579	$8,138	$—

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

The value of derivative instruments outstanding as of September 30, 2022 as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the six months ended September 30, 2022, as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the APOF, ASSF and AMOF.

b)        Federal Income Tax – The Funds qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

During the six months ended September 30, 2022, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations as incurred. As of September 30, 2022, the Funds did not incur any interest or penalties. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended March 31, 2020 to March 31, 2022, or expected to be taken in the Funds’ March 31, 2023 year-end tax returns.

c)        Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually for APOF, ARAF, ASSF and ALHF. AIOF, AMOF and ASIF make monthly dividend distributions from net investment income. Distributable net realized gains, if any, are declared and distributed annually.

d)        Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)       Other – Investment and shareholder transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities utilizing the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f)         Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

g)        Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)        Sales charges (loads) – A maximum sales charge of 5.75% is imposed on Class A shares of the APOF, ARAF, ASSF, and ALHF. A maximum sales charge of 4.75% is imposed on Class A shares of AIOF, AMOF ASIF.

i)         Short Sales – The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

j)        Cash and Cash Equivalents – The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Consolidation of Subsidiaries – ACSSF Fund Limited (“ASSF-CFC”) - The Consolidated Financial Statements of ASSF include the accounts of ASSF-CFC, which is a wholly-owned and controlled foreign subsidiary. ASSF consolidates the results of subsidiaries in which ASSF holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, ASSF may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as ASSF’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

ASSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with ASSF’s investment objectives and policies.

A summary of ASSF’s investments in ASSF-CFC is as follows:

	Inception
	Date of	ASSF-CFC’s Net Assets at% of Net Assets at
	ASSF-CFC	September 30, 2022	September 30, 2022
ASSF-CFC	8/8/2019	$3,155,151	6.91%

The CFC utilizes commodity-based derivative products to facilitate ASSF’s pursuit of its investment objectives. In accordance with its investment objectives and through their exposure to the aforementioned commodity-based derivative products, ASSF may have increased or decreased exposure to one or more of the following risk factors defined below:

Taxation Risk - By investing in commodities indirectly through a CFC, ASSF obtains exposure to the commodities markets within the federal tax requirements that apply to ASSF.

For tax purposes, the CFC is an exempted Cayman investment company. The CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFC is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, ASSF- CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the ASSF’s investment company taxable income.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

(2)	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2022, aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
AIOF	$—	$1,173,328,092
APOF	$—	$—
ARAF	$2,042,507	$3,101,795
ASSF	$49,423,590	$38,908,807
ALHF	$42,221,894	$30,211,337
AMOF	$26,412,663	$24,772,392
ASIF	$7,137,262	$3,227,816

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AlphaCentric acts as investment manager to the Funds pursuant to the terms of the Management Agreement with the Trust. Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee detailed in the table below. Such fees are computed daily based upon daily average net assets of the respective Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended September 30, 2022, the table below represents management fees incurred, before the waiver and reimbursement described below.

The Manager and the Trust, with respect to the Funds, have entered into Expense Limitation Agreements (the “limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) do not exceed the expense limitation shown in the table below, and is based on each Fund’s average daily net assets.

		Expense Limitation
						Management Fees
	Management					Waived/ Expenses	Management Fees
Fund	Agreement	Class A	Class C	Class I	Total Advisory fee	Reimbursed	Recaptured
AIOF	1.50%	1.74%	2.49%	1.49%	$10,945,534	$1,935,428	$—
APOF	1.75%	2.24%	2.99%	1.99%	$1,312,664	$51,815	$—
ARAF	1.25%	1.65%	2.40%	1.40%	$204,997	$83,622	$—
ASSF	1.35%	1.85%	2.60%	1.60%	$284,156	$42,453	$—
ALHF	1.25%	1.65%	2.40%	1.40%	$226,023	$71,904	$—
AMOF	1.00%	1.50%	2.25%	1.25%	$47,288	$59,116	$—
ASIF	1.50%	1.74%	2.49%	1.49%	$341,790	$114,895	$—

For the six months ended September 30, 2022, the Manager waived management fees and reimbursed expenses. The Manager may recapture a portion of the waived and/or reimbursed amounts. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver and the limitation in effect at the time of recoupment, no later than the dates as stated below:

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

Fund	2023	2024	2025
AIOF	$6,274,855	$6,772,123	$7,341,886
APOF	$97,612	$40,402	$30,209
ARAF	$151,923	$165,273	$170,674
ASSF	$101,437	$119,849	$132,579
ALHF	$65,191	$97,907	$148,768
AMOF	$47,126	$105,262	$106,430
ASIF	$—	$—	$132,356

Pursuant to the Management Services Agreement between the Trust and MFund Services, LLC (“MFund”), an affiliate of the Manager, MFund provides the Funds with various management and legal administrative services. For these management and legal administrative services, the Funds pay MFund as of the last day of each month a breakpoint fees based on net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Fees payable to related parties” and the amounts accrued are shown in the Statements of Operations under “Management service fees.”

Pursuant to the Compliance Services Agreement, MFund, an affiliate of the Manager, provides chief compliance officer services to the Funds. For these compliance services, the Funds pay MFund as of the last day of each month an base fee plus an asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Fees payable to related parties” and the amounts accrued are shown in the Statements of Operations under “Compliance officer fees.”

A trustee of the Trust is also the controlling member of MFund, the Manager and Catalyst Capital Advisors, LLC (an investment manager to other series of the Trust) and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act (the “Independent Trustees”), are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairmen of the Trust’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each trustee and officer for his or her travel and other expenses related to attendance at such meetings.

Ultimus Fund Solutions, LLC (“UFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain officers of the Trust are also employees of UFS and MFund, and are not paid any fees directly by the Trust for serving in such capacity.

The Trust has adopted a Master Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (“NLD”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from NLD for the sale of Class C shares.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

For the six months ended September 30, 2022, the Distributor received the following in underwriter commissions from the sale of shares of the Funds:

Underwriter
Fund	Commissions
AIOF	$2,400
APOF	$5,863
ARAF	$1,937
ASSF	$20,034
ALHF	$12,838
AMOF	$1,401
ASIF	$—

(4)	CREDIT FACILITY

AIOF has previously entered into a revolving, uncommitted $250,000,000 line of credit with U.S. Bank National Association (the “Revolving Credit Agreement”) that was set to expire on July 27, 2021. Effective July 27, 2021, AIOF amended the Revolving Credit Agreement to increase the line of credit to $300,000,000 and to extend the maturity date to January 26, 2022. Borrowings under the Revolving Credit Agreement bear an interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the period April 1, 2021 through July 26, 2021, amounts outstanding to AIOF under the credit facility at no time were permitted to exceed in the aggregate the lessor of (a) $250,000,000; (b) 15% of the gross market value of AIOF or (c) 33.33% of AIOF’s daily market value. For the period July 27, 2021 through January 26, 2022, amounts outstanding to AIOF under the credit facility at no time were permitted to exceed in the aggregate the lessor of (a) $300,000,000; (b) 15% of the gross market value of AIOF or (c) 33.33% of AIOF’s daily market value

Effective January 26, 2022, the trust amended the Revolving Credit Agreement and entered into a new revolving, uncommitted $300,000,000 line of credit with U.S. Bank National Association (the “2022 Revolving Credit Agreement”) that applies to all of the Funds, that is set to expire on January 25, 2023. Borrowings under the 2022 Revolving Credit Agreement bear an interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the period April 1, 2022 through September 30, 2022, amounts outstanding to Funds under the credit facility at no time were permitted to exceed in the aggregate the lessor of (a) $300,000,000; (b) 10% of the gross market value of AMOF and or 15% gross market value of AIOF, APOF, ARAF, ASSF, ALHF and ASIF; or (c) 33.33% of Fund’s daily market value. APOF, ARAF, ASSF, and ASIF did not borrow during the six months ended September 30, 2022. For the six months ended September 30, 2022, amounts outstanding to AIOF, ALHF and AMOF were as follows:

	Periods the line of credit	Interest	Outstanding	Average	Average	Maximum	Maximum
Fund	was drawn on:	Expense	Borrowings	Borrowings	Borrowings Rate	Borrowings	Borrowings Rate
AIOF	3/31/22-9/30/22	$808,868	$44,426,000	$53,054,256	3.65%	$159,709,000	5.25%
ALHF	4/29/22-5/3/22	121	—	435,000	2.72%	468,000	3.00%
AMOF	7/28/22-9/8/22	62	—	45,182	2.25%	72,000	5.25%

(5)	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a)(9) of the 1940 Act. As of September 30, 2022, LPL Financial owned 26.0% of APOF. Charles Schwab owned 31.5% of the voting securities of ARAF. Hartz Capital Investments LLC owned 57.2% of ASSF. Charles Schwab & Co. Inc. owned 29.7% of ALHF. National Financial Services LLC owned 42.3% of AMOF. The Trust has no knowledge as to whether all or any portion of the shares owned of record by UBS Financial Services, Inc, Hartz Capital Investments LLC, Charles Schwab & Co. Inc., National Financial Services LLC, and LPL Financial are also owned beneficially.

(6)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS TO CAPITAL

The tax character of fund distributions paid for the period ended March 31, 2022 (for the tax period-ended November 30, 2021 for the AlphaCentric Income Opportunities Fund and for the tax period-ended April 30, 2021 for the AlphaCentric SWBC Municipal Opportunities Fund) and March 31, 2021 was as follows:

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

For the period ended March 31, 2022:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
AlphaCentric Income Opportunities Fund	$38,064,419	$—	$68,588,979	$—	$106,653,398
AlphaCentric Premium Opportunity Fund	2,469,198	7,401,468	—	—	9,870,666
AlphaCentric Robotics and Automation Fund	—	1,998,824	—	—	1,998,824
AlphaCentric Symmetry Strategy Fund	83,300	—	—	—	83,300
AlphaCentric LifeSci Healthcare Fund	3,884,543	146,649	—	—	4,031,192
AlphaCentric SWBC Municipal Opportunities Fund	9,630	—	—	—	9,630
AlphaCentric Strategic Income Fund	848,671	309,589	166,778		1,325,038

For the period ended March 31, 2021:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
AlphaCentric Income Opportunities Fund	$62,790,327	$—	$82,181,206	$—	$144,971,533
AlphaCentric Premium Opportunity Fund	768,936	2,645,581	—	—	3,414,517
AlphaCentric Robotics and Automation Fund	—	—	—	—	—
AlphaCentric Symmetry Strategy Fund	562,894	—	—	—	562,894
AlphaCentric LifeSci Healthcare Fund	304,408	—	—	—	304,408
AlphaCentric SWBC Municipal Opportunities Fund	16,251	—	—	—	16,251

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The AlphaCentric Premium Opportunity Fund utilized equalization in the amount of $1,603,446 which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the year ended March 31, 2021. Net investment income and net realized gains, as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

As of each Fund’s tax year-ended of March 31, 2022 (for the tax period-ended November 30, 2021 for the AlphaCentric Income Opportunities Fund and for the tax period-ended April 30, 2021 for the AlphaCentric SWBC Municipal Opportunities Fund), the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
AlphaCentric Income Opportunities Fund	$—	$—	$—	$—	$(678,315,051)	$—	$950,728,183	$272,413,132
AlphaCentric Premium Opportunity Fund		—	—	(4,112,131)	—	—	—	(4,112,131)
AlphaCentric Robotics and Automation Fund		—	1,538,849	(18,536)	—	—	2,649,638	4,169,951
AlphaCentric Symmetry Strategy Fund		2,819,207	—	—	(1,668,560)	1,073,260	771,778	2,995,685
AlphaCentric LifeSci Healthcare Fund		—	—	(188,995)	—	—	(3,585,944)	(3,774,939)
AlphaCentric SWBC Municipal Opportunities Fund		3,566	—	—	(56,443)	—	20,926	(31,951)
AlphaCentric Strategic Income Fund		—	—	—	—	—	842,390	842,390

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains, and unrealized appreciation(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open futures, swap contracts and passive foreign investment companies, and the ASSF Fund’s wholly owned subsidiary.

The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains(losses) of $(144), $26,770 and $(364) for AlphaCentric Robotics and Automation Fund, AlphaCentric Symmetry Strategy Fund and AlphaCentric LifeSci Healthcare Fund, respectively.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
AlphaCentric Income Opportunities Fund	$—
AlphaCentric Premium Opportunity Fund	997,192
AlphaCentric Robotics and Automation Fund	18,536
AlphaCentric Symmetry Strategy Fund	—
AlphaCentric LifeSci Healthcare Fund	42,740
AlphaCentric SWBC Municipal Opportunities Fund	—
AlphaCentric Strategic Income Fund	—

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
AlphaCentric Income Opportunities Fund	$—
AlphaCentric Premium Opportunity Fund	3,114,939
AlphaCentric Robotics and Automation Fund	—
AlphaCentric Symmetry Strategy Fund	—
AlphaCentric LifeSci Healthcare Fund	146,255
AlphaCentric SWBC Municipal Opportunities Fund	—
AlphaCentric Strategic Income Fund	—

At March 31, 2022, the Funds (for the tax period-ended November 30, 2021 and April 30, 2021, for the AlphaCentric Income Opportunities Fund and AlphaCentric SWBC Municipal Opportunities Fund, respectively) had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
AlphaCentric Income Opportunities Fund	$366,950,304	$311,364,747	$678,315,051	$—
AlphaCentric Premium Opportunity Fund	—	—	—	—
AlphaCentric Robotics and Automation Fund	—	—	—	996,852
AlphaCentric Symmetry Strategy Fund	1,668,560	—	1,668,560	5,569,355
AlphaCentric LifeSci Healthcare Fund	—	—	—	—
AlphaCentric SWBC Municipal Opportunities Fund	51,582	4,861	56,443	—
AlphaCentric Strategic Income Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses, return of capital distributions, the reclassification of Fund distributions and the ASSF’s wholly owned subsidiary, resulted in reclassifications for the Funds for the period ended March 31, 2022 (except for the AlphaCentric Income Opportunities Fund which is as of tax period-ended November 30, 2021, and for the AlphaCentric SWBC Municipal Opportunities Fund which is as of tax period-ended April 30, 2021) as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
AlphaCentric Income Opportunities Fund	$—	$—
AlphaCentric Premium Opportunity Fund	(24,186)	24,186
AlphaCentric Robotics and Automation Fund	(345,449)	345,449
AlphaCentric Symmetry Strategy Fund	(1,027,203)	1,027,203
AlphaCentric LifeSci Healthcare Fund	(4,133)	4,133
AlphaCentric SWBC Municipal Opportunities Fund	—	—
AlphaCentric Strategic Income Fund	(32,548)	32,548

(7)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Tax Net Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation/
Portfolio	Tax purposes	Appreciation	Depreciation	(Depreciation)
AlphaCentric Income Opportunities Fund	$2,324,104,109	$263,921,868	$(1,616,187,379)	$(1,352,265,511)
AlphaCentric Premium Opportunity Fund	100,176,091	—	(371,643)	(371,643)
AlphaCentric Robotics and Automation Fund	38,580,728	2,922,013	(8,768,705)	(5,846,692)
AlphaCentric Symmetry Strategy Fund	40,693,804	2,420,971	(5,587,891)	(3,166,920)
AlphaCentric LifeSci Healthcare Fund	48,776,594	1,062,236	(13,471,609)	(12,409,373)
AlphaCentric SWBC Municipal Opportunities Fund	2,322,524	—	(348,112)	(348,112)
AlphaCentric Strategic Income Fund	46,019,112	448,478	(9,377,195)	(8,928,717)

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

(8)	UNDERLYING FUND RISK

The Funds in the normal course of business make investments in financial instruments and derivatives where the risk of potential loss exists due to changes in the market or failure or inability of the counterparty to a transaction to perform. See below for a detailed description of select principal risks.

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Wholly-Owned Subsidiary Risk: ASSF-CFC is not registered under the 1940 Act and is not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which ASSF and ASSF-CFC, respectively, are organized, could result in the inability of ASSF and/or ASSF-CFC to operate as described in the Prospectus and could negatively affect ASSF and their shareholders. Your cost of investing in ASSF will be higher because you indirectly bear the expenses of ASSF-CFC.

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed-income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Swap Counterparty Credit Risk: The Funds are subject to credit risk on the amount the Funds expect to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges, clearinghouse, as counter party, guarantees against default.

Commodity Risk: Investing in the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Exchanges Risk: A portion of the derivatives trades made by the Funds may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Fixed Income Risk: When the Funds invest in fixed income securities, the value of your investment in each will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Funds. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to each Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. These risks could affect the value of

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Futures and Forwards Contract Risk: For APOF, ASSF and AMOF the successful use of futures contracts draws upon the Manager’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk: APOF, ASSF and AMOF may use derivatives (including options, futures, forwards, swaps and options on futures) to enhance returns or hedge against market declines. Each Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Options Risk: There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, APOF assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. If unhedged, the Fund’s written calls exposes it to potentially unlimited losses.

Market Risk: Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate- change or climate -related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

LIBOR Risk: Changes in the level of LIBOR will affect the amount of interest payable on the LIBOR-based floating rate debt instruments, and it is impossible to predict whether LIBOR will rise or fall. A decline in the level of LIBOR would likely result in a reduction of interest collections on such debt instruments, which would have an adverse effect on the return of the Fund. Some floating rate debt instruments held by the Fund may have LIBOR floors (or minimum interest rate to which the spread or margin is added, to calculate the debt instrument’s overall interest rate), but there is no guarantee that any such LIBOR floor will fully mitigate the risk of falling LIBOR.

The UK Financial Conduct Authority and LIBOR’s administrator, ICE Benchmark Administration, ceased the publication of the mid-week and two month U.S. dollar LIBOR settings on December 31, 2021 and have announced that the three-, six- and twelve-month U.S. dollar LIBOR settings will no longer be published after June 30, 2023. Not all LIBOR-based instruments have an alternative to LIBOR and there is significant uncertainty regarding the effectiveness of alternative methodologies and the potential for market instability. These matters may result in a sudden or prolonged increase or decrease in reported benchmark rates, benchmark rates being more volatile than they have been in the past, and/or fewer debt instruments utilizing given benchmark rates as a component of interest payments. Additionally, in connection with the adoption of another benchmark as a replacement for LIBOR in a debt instrument’s documentation, the interest rate (or method for calculating the interest rate) applicable to that debt instrument may be modified to account for differences between LIBOR and the applicable replacement benchmark used to calculate the rate of interest payable in respect of that instrument, which modification may be based on industry-accepted spread adjustments or recommendations from various governmental and non- governmental bodies. The Funds cannot reasonably estimate the impact of the anticipated transition away from LIBOR at this time. If the LIBOR replacement rate is lower than market expectations, there could

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2022

be an adverse impact on the value of debt instruments with floating or fixed-to-floating rate coupons and, in turn, a material adverse impact on the value of the Funds.

Please refer to each Fund’s prospectus for a full listing of risks associated with the investments.

(9)	SECURITIES LENDING

ARAF has entered into a Securities Lending Agreement with the US Bank NA (“US Bank”). ARAF can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The cash collateral is invested in short-term investments as noted in the ARAF’s Schedule of Investments. ARAF also continues to receive interest or dividends on the securities loaned. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the ARAF. A portion of the income generated by the investment in the ARAF’s collateral, net of any rebates paid by US Bank to the borrowers is remitted to US Bank as lending agent and the remainder is paid to ARAF.

Although risk is mitigated by the collateral, the ARAF could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Should the borrower of the securities fail financially, ARAF has the right to repurchase the securities using the collateral in the open market.

ARAF receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. ARAF held $5,128,575 as of September 30, 2022. The remaining contractual maturity of all securities lending transactions is overnight and continuous. ARAF is not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required. The income earned by ARAF on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the ARAF’s Statement of Operations.

(10)	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

(11)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

AlphaCentric Funds
EXPENSE EXAMPLES (Unaudited)
September 30, 2022

As a shareholder of one or more of the AlphaCentric Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 through September 30, 2022.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the AlphaCentric Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	4/1/2022	9/30/2022	Period *	9/30/2022	Period **

AlphaCentric Income Opportunities Fund – Class A	1.85%	$1,000.00	$834.20	$8.51	$1,015.79	$9.35
AlphaCentric Income Opportunities Fund – Class C	2.60%	$1,000.00	$831.10	$11.96	$1,012.01	$13.14
AlphaCentric Income Opportunities Fund – Class I	1.60%	$1,000.00	$835.40	$7.36	$1,017.05	$8.09

AlphaCentric Premium Opportunity Fund – Class A	2.24%	$1,000.00	$897.00	$10.65	$1,013.84	$11.31
AlphaCentric Premium Opportunity Fund – Class C	2.99%	$1,000.00	$893.50	$14.19	$1,010.08	$15.07
AlphaCentric Premium Opportunity Fund – Class I	1.99%	$1,000.00	$897.90	$9.47	$1,015.09	$10.05

AlphaCentric Robotics and Automation Fund – Class A	1.65%	$1,000.00	$750.40	$7.24	$1,016.80	$8.34
AlphaCentric Robotics and Automation Fund – Class C	2.40%	$1,000.00	$747.40	$10.51	$1,013.04	$12.11
AlphaCentric Robotics and Automation Fund – Class I	1.40%	$1,000.00	$751.60	$6.15	$1,018.05	$7.08

AlphaCentric Symmetry Strategy Fund – Class A	1.85%	$1,000.00	$993.70	$9.25	$1,015.79	$9.35
AlphaCentric Symmetry Strategy Fund – Class C	2.60%	$1,000.00	$990.50	$12.97	$1,012.03	$13.11
AlphaCentric Symmetry Strategy Fund – Class I	1.60%	$1,000.00	$994.50	$8.00	$1,017.05	$8.09

AlphaCentric Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
September 30, 2022

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	4/1/2022	9/30/2022	Period *	9/30/2022	Period **

AlphaCentric LifeSci Healthcare Fund – Class A	1.65%	$1,000.00	$860.20	$7.70	$1,016.79	$8.35
AlphaCentric LifeSci Healthcare Fund – Class C	2.40%	$1,000.00	$857.30	$11.18	$1,013.03	$12.11
AlphaCentric LifeSci Healthcare Fund – Class I	1.40%	$1,000.00	$860.70	$6.53	$1,018.05	$7.09

AlphaCentric SWBC Municipal Opportunities Fund – Class A	1.50%	$1,000.00	$874.40	$7.05	$1,017.54	$7.59
AlphaCentric SWBC Municipal Opportunities Fund – Class C	2.25%	$1,000.00	$871.10	$10.56	$1,013.78	$11.37
AlphaCentric SWBC Municipal Opportunities Fund – Class I	1.25%	$1,000.00	$875.50	$5.88	$1,018.79	$6.33

AlphaCentric Strategic Income Fund – Class A	1.74%	$1,000.00	$822.90	$7.95	$1,016.34	$8.80
AlphaCentric Strategic Income Fund – Class C	2.49%	$1,000.00	$820.30	$11.36	$1,012.58	$12.56
AlphaCentric Strategic Income Fund – Class I	1.49%	$1,000.00	$824.70	$6.82	$1,017.60	$7.54

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 183/365 (to reflect the full half-year period).

AlphaCentric Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2022

Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the six months ended September 30, 2022, the Trust’s Liquidity Program Administrator, which is a committee (the “Committee”), and the Board reviewed the Funds’ investments and they determined that, generally, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

4835-7775-2786.1

AlphaCentric Funds
Additional Information (Unaudited)
September 30, 2022

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

Mutual Fund Series Trust
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

MANAGER
AlphaCentric Advisors, LLC
53 Palmeras Street, Suite 601
San Juan, PR 00901

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44155

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank Trust
RiverCenter (Schlitz Park)
15555 N Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ALPHA-A22

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

Item 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 12. EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi__________
President,
Date: December 08, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi___________
President
Date: December 08, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: December 08, 2022